          <REDLINE>
               AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1995.

                                                          File No. 33-58504
                                                                   811-5301

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
               Pre-Effective Amendment No. ______                       [ ]
               Post-Effective Amendment No. 4                           [X]

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No. 24                                         [X]

                          (Check appropriate box or boxes.)


                                  VARIABLE ACCOUNT I
                              (Exact Name of Registrant)

                              AIG Life Insurance Company
                                 (Name of Depositor)

                     One Alico Plaza, Wilmington, Delaware  19899
           (Address of Depositor's Principal Executive Offices)  (Zip Code)

           Depositor's Telephone Number, including Area Code (302) 594-2000

                                 Robert Liguori, Esq.
                              AIG Life Insurance Company
                                   One Alico Plaza
                             Wilmington, Delaware  19899
                       (Name and Address of Agent for Service)

                                      Copies to:

          Michael Berenson, Esq.                     Florence Davis, Esq.
          Jorden Burt Berenson                       American International
            & Johnson LLP                              Group, Inc.
          Suite 400 East                             70 Pine Street
          1025 Thomas Jefferson Street, N.W.         New   York,   New  York
          10270
          Washington, D.C.  20007-0805

          Approximate  Date  of  Proposed  Public  Offering:    As soon  as
          practicable after the effective date of this filing.
          </REDLINE>

          It is proposed that this filing will become effective (check appropriate box):
          <REDLINE>
                 [X]   immediately upon filing pursuant  to paragraph (b) of
                       Rule 485
               ______  on _______________ pursuant to paragraph  (b) of Rule
                       485
               ______ 60 days after filing pursuant to paragraph (a)(i) of Rule 485
               ______ on _______________ pursuant to paragraph (a)(i) of Rule 485</REDLINE>


          If appropriate, check the following box:

               ______  this   post-effective  amendment   designates  a  new
                       effective date for a previously filed post-effective amendment.

          Registrant has declared that it registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 notice for its most recent fiscal year on February 22, 1995.
          <REDLINE>
                                   EXPLANATORY NOTE

               This Post-Effective Amendment shall not supersede or effect Post-Effective Amendment No. 3 to this Registration Statement, filed on April 28, 1995.</REDLINE>

                                CROSS REFERENCE SHEET
                                (required by Rule 495)

          Item No.  Item Name                                      Location


                                        PART A

          Item 1:  Cover Page . . . . . . . . . . . . . . . . .  Cover Page

          Item 2:  Definitions  . . . . . . . . . . . . . . . . Definitions

          Item 3:  Synopsis . . . . . . . . . . . . . . . . . .  Highlights

          Item 4:  Condensed Financial Information  . . Condensed Financial
                                                                Information
          <REDLINE>
          Item 5:  General Description of Registrant, The Variable Account;
                    Depositor, and Portfolio Companies  . . . . The Company
          </REDLINE>
          Item 6:  Deductions and Expenses  . . . .  Charges and Deductions

          Item 7:  General Description of Variable   Purchasing a Contract;
                    Annuity Contracts . . . . .  Rights under the Contracts

          Item 8:  Annuity Period . . . . . . . . . . . . .  Annuity Period

          Item 9:  Death Benefit  . . . . . . . . . . . . . . Death Benefit

          Item 10: Purchases and Contract Value Rights under the Contracts;
                                                      Purchasing a Contract

          Item 11: Redemptions  . . . . . . . . . . . . . . . . Withdrawals

          Item 12: Taxes  . . . . . . . . . . . . . . . . . . . . . . Taxes

          Item 13: Legal Proceedings  . . . . . . . . . . .  Not Applicable

          Item 14: Table of Contents of the . . .  Table of Contents of the
                    Statement of Additional         Statement of Additional
                    Information                                 Information

                                        PART B

          Item 15: Cover Page . . . . . . . . . . . . . . . . .  Cover Page

          Item 16: Table of Contents  . . . . . . . . . . Table of Contents

          Item 17: General Information and History  . . General Information







          Item 18: Services . . . . . . . . . . . . . . . . . . .  Services

          Item 19: Purchase of Securities . . . . .  Purchasing a Contract;
                    Being Offered           Charges and Deductions (Part A)

          Item 20: Underwriters . . . . . . General Information/Distributor

          Item 21: Calculation of   . . . . . .  Calculation of Performance
                    Performance Data                    Related Information

          Item 22: Annuity Payments . . . . . . . . . .  Annuity Provisions

          Item 23: Financial Statements . . . . . . .  Financial Statements

                                        PART C

               Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.


                                        PART A

                              AIG LIFE INSURANCE COMPANY
                                   One Alico Plaza
                              Wilmington, Delaware 19899

                                 INDIVIDUAL AND GROUP
                              VARIABLE ANNUITY CONTRACTS

                                      issued by

                                  VARIABLE ACCOUNT I

                                         and

                              AIG LIFE INSURANCE COMPANY

               The Individual Deferred Variable Annuity Contracts (the "Individual Contracts") and Group Deferred Variable Annuity Contracts ("Group Contracts") (collectively, the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments. The Contracts may be used in retirement plans which do not qualify for federal tax advantages ("Non-Qualified Contracts") or in connection with retirement plans which may qualify as Individual Retirement Annuities ("IRA") under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code") or Section 403(b) of the Code ("403(b) Plans"). The Contracts will not be available in connection with retirement plans designed by AIG Life Insurance Company (the "Company") which qualify for the federal tax advantages available under Sections 401 and 457 of the Code. Purchasers intending to use the Contracts in connection with an IRA or 403(b) Plan should seek competent tax advice.

          <REDLINE>
               Purchase payments for the Contracts will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account"). The assets of each sub-account within the Variable Account are invested in a corresponding portfolio as selected by the Owner from the following 14 choices: the Conservative Investors Portfolio, Growth Investors Portfolio, Growth Portfolio, or Growth and Income Portfolio of the ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. ("Alliance Funds"); the High Income Portfolio, Growth Portfolio, Money Market Portfolio, Overseas Portfolio, Asset Manager Portfolio, or Investment Grade Bond Portfolio of the FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS ("Fidelity Funds"); the Zero Coupon Portfolio of the DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus Fund"); the Gold and Natural Resources Portfolio, or Worldwide Balanced Portfolio of the VAN ECK WORLDWIDE INSURANCE TRUST ("Van Eck Funds"); or the DREYFUS STOCK INDEX FUND. </REDLINE>

               This Prospectus concisely sets forth the information a prospective investor ought to know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information" which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. The Table of Contents of the Statement of Additional Information can be found on page ___ of this Prospectus. For the Statement of Additional Information dated <REDLINE> __________ __, 1996,</REDLINE> call or write AIG Life Insurance Company;
          Attention: Variable Products, One Alico Plaza, Wilmington, Delaware 19801, 1-800-340-2765.
          <REDLINE>
          INQUIRIES: Purchaser inquiries can be made by calling the service office at 1-800-340-2765.</REDLINE>

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

               THE CONTRACTS OFFERED BY THIS PROSPECTUS ARE NOT AVAILABLE IN ALL STATES.
               Date of Prospectus: <REDLINE> __________ __, 1996 </REDLINE>

                                    TABLE CONTENTS

                                                                       PAGE


          Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Highlights  . . . . . . . . . . . . . . . . . . . . . . . . . . .
          Summary of Expenses . . . . . . . . . . . . . . . . . . . . . . .
          Condensed Financial Information . . . . . . . . . . . . . . . . .
               Calculation of Performance Data  . . . . . . . . . . . . . .
          The Company . . . . . . . . . . . . . . . . . . . . . . . . . . .
          The Variable Account  . . . . . . . . . . . . . . . . . . . . . .
          <REDLINE> The Funds and the Investment Advisors . . .  </REDLINE>
          Charges and Deductions  . . . . . . . . . . . . . . . . . . . . .
               Deduction for Premium and Other Taxes  . . . . . . . . . . .
               Deduction for Mortality and Expense Risk Charge  . . . . . .
               Deduction for Deferred Sales Charge  . . . . . . . . . . . .
               Deduction for Administrative Charge  . . . . . . . . . . . .
               Deduction for Income Taxes . . . . . . . . . . . . . . . . .
               Other Expenses . . . . . . . . . . . . . . . . . . . . . . .
          Rights under the Contracts  . . . . . . . . . . . . . . . . . . .
          Annuity Period  . . . . . . . . . . . . . . . . . . . . . . . . .
               Annuity Benefits . . . . . . . . . . . . . . . . . . . . . .
               Annuity Date . . . . . . . . . . . . . . . . . . . . . . . .
               Annuity Options  . . . . . . . . . . . . . . . . . . . . . .
               Annuity Payments . . . . . . . . . . . . . . . . . . . . . .
          Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . .
               Death Benefit  . . . . . . . . . . . . . . . . . . . . . . .
               Death of the Purchaser . . . . . . . . . . . . . . . . . . .
          Purchasing a Contract . . . . . . . . . . . . . . . . . . . . . .
               Application  . . . . . . . . . . . . . . . . . . . . . . . .
               Purchase Payments  . . . . . . . . . . . . . . . . . . . . .
               Discount Purchase Programs . . . . . . . . . . . . . . . . .
               Distributor  . . . . . . . . . . . . . . . . . . . . . . . .
          Contract Value  . . . . . . . . . . . . . . . . . . . . . . . . .
          Withdrawals . . . . . . . . . . . . . . . . . . . . . . . . . . .
               Partial Withdrawal . . . . . . . . . . . . . . . . . . . . .
               Total Withdrawal . . . . . . . . . . . . . . . . . . . . . .
               Systematic Withdrawal Program  . . . . . . . . . . . . . . .
               Payment of Withdrawals . . . . . . . . . . . . . . . . . . .
          Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
               Introduction . . . . . . . . . . . . . . . . . . . . . . . .
               Company Tax Status . . . . . . . . . . . . . . . . . . . . .
               Taxation of Annuities In General . . . . . . . . . . . . . .
               Diversification Standards  . . . . . . . . . . . . . . . . .
               Qualified Plans  . . . . . . . . . . . . . . . . . . . . . .
               Individual Retirement Annuities  . . . . . . . . . . . . . .
               403(b) Plans . . . . . . . . . . . . . . . . . . . . . . . .








          Appendix - General Account Option . . . . . . . . . . . . . . . .
          Table of Contents of the Statement of Additional Information  . .



                                     DEFINITIONS

          Accumulation Period - The period prior to the Annuity Date.

          Accumulation Unit - Accounting unit of measure used to calculate the Contract Value prior to the Annuity Date.

          Age - Age means age last birthday.

          Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant named in the application.

          Annuity Date - The date at which annuity payments are to begin.

          Annuity Unit - Accounting unit of measure used to calculate variable annuity payments.

          Beneficiary - The person or persons named in the application who will receive any benefit upon the death of the Owner (or Annuitant as applicable) prior to the Annuity Date.

          Contingent Owner - The Contingent Owner, if any, must be the spouse of the Purchaser as named in the application, unless changed.

          Contract Anniversary - The same month and date as the Date of Issue in each subsequent year of the Contract or Certificate.

          Contract Value - The value of all amounts accumulated under the Contract or Certificate.

          Contract Year - Any period of twelve (12) months commencing with the Date of Issue and each Contract or Certificate Anniversary thereafter.

          Contribution Year - any period of 12 months commencing with the date a Purchase Payment is made and ending on the same date in each succeeding 12 month period thereafter.

          Date of Issue - The date when the initial purchase payment was invested.

          Deferred Sales Charge - The sales charge that may be applied against amounts withdrawn prior to the Annuity Date if withdrawal is within six years of a purchase payment.

          General Account - All of the Company's assets other than the assets of the Variable Account and any other separate accounts of the Company.
          <REDLINE>
          Office - The Annuity Service Office of the Company: One Alico Plaza, 600 King Street, P.O. Box 8718, Wilmington, DE 19899.
          </REDLINE>

          Owner - The person designated as contract owner or certificate owner in the application, unless changed.

          Valuation Date - Each day that the New York Stock Exchange is open for trading.

          Valuation Period - The period commencing as of the close of the New York Stock Exchange (presently 4 P.M., New York time) on each Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

          Variable Account - A separate investment account of the Company, designated Variable Account I, into which purchase payments will be allocated.


                                      HIGHLIGHTS
          <REDLINE>
          Purchase payments for the Individual Contracts or Group Contracts (collectively, the "Contracts") will be allocated to a segregated investment account of the Company which account has been designated Variable Account I (the "Variable Account"). The Variable Account invests in shares of the Portfolios of the available Funds.</REDLINE>

          The Contracts provide that in the event that an Owner withdraws all or a portion of the Contract Value within the first six contract years there may be assessed a Deferred Sales Charge.
          The Deferred Sales Charge is based on a table of charges, of which the maximum charge is currently 6% of the Contract Value subject to a maximum of 8.5% of purchase payments. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page ____.)

          Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5%. The Company will also deduct from any amount payable under the Contracts any income taxes a governmental authority requires the

          Company to withhold with respect to that amount. (See "Charges and Deductions- Deduction for Premium and Other Taxes" on page _____.)

          The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes. (See "Charges and Deductions - Deduction for Income Taxes" on page ______.)

          The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge" on page ______.)

          The Company deducts for each Valuation Period an Administrative Charge which is equal on an annual basis to 0.15% of the average daily net asset value of the Variable Account. In addition, the Company deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Administrative Charges are designed to reimburse the Company for administrative expenses relating to maintenance of the Contract and the Variable Account. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. (See "Charges and Deductions - Deduction for Administrative Charge" on page ______.)

          There are deductions and expenses paid out of the assets of the Funds which are described in the accompanying Prospectuses for the Funds.

          There is a 10% tax penalty applied to the income portion of any premature distribution from the Contracts. However, the penalty is not imposed on certain distributions including but not limited to amounts received: (a) after the taxpayer reaches age 59 1/2;
          (b) after the death of the Annuitant (or Owner, as applicable);
          (c) if the taxpayer is totally disabled; (d) in a series of substantially equal periodic payments made for the life of the taxpayer or for the joint lives of the taxpayer and his beneficiary; (e) under an immediate annuity; (f) which are allocable to purchase payments made prior to August 14, 1982; (g) under a qualified funding asset (as defined in Code Section 130(d)); or (h) that are purchased by an employer upon termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Withdrawals are deemed to be on a last-in-first-out basis. (See "Taxes - Taxation of Annuities in General" on page _____.)

          The Owner may return the Contract within twenty (20) days (the "Free Look Period") after it is received by delivering or mailing it to the Company's Office. The return of the Contract by mail will be effective when the postmark is affixed to a properly addressed and postage prepaid envelope. The Company will refund the Contract Value. In the case of Contracts issued in connection with an IRA the Company will refund the greater of the purchase payment, less any withdrawals, or the Contract Value. However, if the laws of a state require that the Company refund, during the Free Look Period, an amount equal to the purchase payment paid less any withdrawals, the Company will refund such an amount.


                                 SUMMARY OF EXPENSES

          Contract Owner Transaction Expenses

                                                           All Sub-Accounts


          Sales Loan Imposed on Purchases                              None
          Deferred Sales Load (as a percentage of amount
          surrendered):
               Contract Year 1                                           6%
               Contract Year 2                                           5%
               Contract Year 3                                           4%
               Contract Year 4                                           3%
               Contract Year 5                                           2%
               Contract Year 6                                           1%
               Contract Year 7 and thereafter                          None
          Exchange Fee Currently:
               First 12 Per Contract Year                              None
               Thereafter                                              $ 10
          <REDLINE>
          Annual Contract Fee                                          $ 30
          </REDLINE>
          Separate Account Expenses
          (as a percentage of average account value)
               Mortality and Expense Risk Fees                        1.25%
               Account Fees and Expenses                               .15%

          Total Separate Account Annual Expenses                      1.40%


          Annual Fund Expenses After Expense Reimbursements*

                                                                 Total
                                        Management   Other       Portfolio
                                        Fee          Expenses    Expenses


          ALLIANCE
          Conservative Investors        0.00         0.95        0.95
          Growth Investors              0.00         0.95        0.95
          Growth                        0.00         0.95        0.95
          Growth and Income             0.62         0.28        0.90


          <REDLINE>
          Expenses on a hypothetical $1,000 policy, assuming 5% growth:


          If you Surrender:        1 Year    3 Years   5 Years   10 Years
          ALLIANCE


          Conservative Investors   80        114       150       276
          Growth Investors         80        114       150       276
          Growth                   80        114       150       276
          Growth and Income        79        113       147       271

          If you Annuitize:        1 Year    3 Years   5 Years   10 Years
          ALLIANCE
          Premier Growth           25        75        129       276
          Growth & Income          25        75        129       276
          Short Term Multi-Market  25        75        129       276
          All Others               24        74        127       271

          If you do not Surrender  1 Year    3 Years   5 Years   10 Years
          ALLIANCE
          Premier Growth           25        75        129       276
          Growth & Income          25        75        129       276
          Short Term Multi-Market  25        75        129       276
          All Others               24        74        127       271


          Annual Fund Expenses After Expense Reimbursements

                                                            Total
                                   Management     Other     Portfolio
                                   Fee            Expenses  Expenses


          DREYFUS
          Zero Coupon 2000         0.00           0.00      0.00



          Expenses on a hypothetical $1,000 policy, assuming 5% growth:


          If you Surrender:             1 Year         3 Years
          DREYFUS


          Zero Coupon 2000              69             82

          If you Annuitize:             1 Year         3 Years
          DREYFUS
          Zero Coupon 2000              15             46

          If you do not Surrender       1 Year         3 Years
          DREYFUS
          Zero Coupon 2000              15             46


          Annual Fund Expenses After Expense Reimbursements

                                                            Total
                                   Management     Other     Portfolio
                                   Fee            Expenses  Expenses


          DREYFUS STOCK
          INDEX FUND               0.30           0.10      0.40


          Expenses on a hypothetical $1,000 policy, assuming 5% growth:


          If you Surrender:             1 Years        3 Years


          DREYFUS STOCK
          INDEX FUND                    73             94

          If you Annuitize:             1 Year         3 Years
          DREYFUS STOCK
          INDEX FUND                    19             58

          If you do not Surrender       1 Year         3 Years
          DREYFUS STOCK
          INDEX FUND                    19             58


          Annual Fund Expenses After Expense Reimbursements

                                                            Total
                                   Management     Other     Portfolio
                                   Fee            Expenses  Expenses


          FIDELITY
          Asset Manager            0.72           0.08      0.80
          Growth                   0.62           0.03      0.69
          High Income              0.61           0.10      0.71
          Overseas                 0.77           0.15      0.92
          Money Market             0.20           0.07      0.27
          Investment Grade Bond    0.46           0.21      0.67



          Expenses on a hypothetical $1,000 policy, assuming 5% growth:


          If you Surrender:             1 Year         3 Years


          FIDELITY
          Asset Manager                 77             107
          Growth                        76             103
          High Income                   76             104
          Overseas                      78             110
          Money Market                  72              90
          Investment Grade Bond         76             103

          If you Annuitize:             1 Year         3 Years
          FIDELITY
          Asset Manager                 23             71
          Growth                        22             67
          High Income                   22             68
          Overseas                      24             74
          Money Market                  18             54
          Investment Grade Bond         22             67













          If you do not Surrender       1 Year         3 Years
          FIDELITY
          Asset Manager                 23             71
          Growth                        22             67
          High Income                   22             68
          Overseas                      24             74
          Money Market                  18             54
          Investment Grade Bond         22             67



          Annual Fund Expenses After Expense Reimbursements

                                                            Total
                                      Management  Other     Portfolio
                                      Fee         Expenses  Expenses


          VAN ECK
          Worldwide Balance           0.00        0.00      0.00
          Gold and Natural Resources  0.96        0.00      0.96


          Expenses on a hypothetical $1,000 policy, assuming 5% growth:


          If you Surrender:             1 Year         3 Years


          VAN ECK
          Worldwide Balance             69             82
          Gold & Natural Resources      79             111

          If you Annuitize:             1 Year         3 Years
          VAN ECK
          Worldwide Balance             15             46
          Gold & Natural Resources      25             75

          If you do not Surrender       1 Year         3 Years
          VAN ECK
          Worldwide Balance             15             46
          Gold & Natural Resources      25             75

          </REDLINE>

               The purpose of the table set forth above is to assist the Purchaser in understanding the various costs and expense that a Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. (See
          "Charges and Deductions" on page         of this Prospectus and
          "Management of the Fund" in the Fund Prospectus.)

               Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value based on a percentage of premiums paid. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. (See "Charges and Deductions - Deduction for Premium and Other Taxes"
          on page           .)

               "Other Expenses" are based upon the expenses outlined under the section entitled "Management of the Fund" in the Fund Prospectus.
          <REDLINE>
               *Fund operating expenses for the Growth and Income Portfolio, before reimbursement by the Fund's investment adviser, for the period ending December 31, 1995, were 0.91%. Fund operating expenses for the following Portfolios, before reimbursement by the relevant Fund's investment adviser, for the period ending December 31, 1995, were estimated to be: 20.35% for the Conservative Investors; 41.62% for the Growth Investors; 04.19% for the Growth; 0.71% for the High Income, 0.69% for the Growth; 0.27% for the Money Market; 0.92% for the Overseas; 0.80% for the Asset Manager; 0.67% for the Investment Grade Bond; 0.00% for the Zero Coupon; 0.40% for the Dreyfus Stock Index; 0.96% for the Gold and Natural Resources; and 78.40% for the Worldwide Balanced Portfolios, of the average daily net assets. </REDLINE>

               In the event that an Owner withdraws all or a portion of the Contract Value in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the Purchase Payments less any prior withdrawals at the time of withdrawal. (See "Charges and Deductions - Deduction for
          Deferred Sales Charge" on page         .)




               The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                           CONDENSED FINANCIAL INFORMATION
                              ACCUMULATION UNIT VALUES*


                                            1994       1993      1992


          CONSERVATIVE INVESTORS
             Accumulation Unit Value
               Beginning of Period         10.00        N/A       N/A
               End of Period               10.02        N/A       N/A
             Accum Units o/s           62,868.02        N/A       N/A
               @ end of period

          GROWTH INVESTORS
             Accumulation Unit Value
               Beginning of Period         10.00        N/A       N/A
               End of Period                9.81        N/A       N/A
             Accum Units o/s           29,492.78        N/A       N/A
               @ end of period

          GROWTH
             Accumulation Unit Value
               Beginning of Period         10.00        N/A       N/A
               End of Period               10.48        N/A       N/A
             Accum Units o/s          467,688.06        N/A       N/A
               @ end of period

          GROWTH & INCOME
             Accumulation Unit Value
               Beginning of Period         11.88      10.78     10.00
               End of Period               11.67      11.88     10.78
             Accum Units o/s          438,680.32  28,041.82    800.00
               @ end of period

             Funds were first invested in the Portfolios as listed below:



             Conservative Investors Portfolio September 8, 1994
             Growth Investors Portfolio       October 12, 1994
             Growth (Alliance) Portfolio      August 12, 1994
             Growth and Income Portfolio      April 17, 1992
          <REDLINE>
             No financial information has been provided for the Zero Coupon
          2000 Portfolio, Dreyfus Stock Index Portfolio, Money Market
          Portfolio, Growth (Fidelity) Portfolio, Overseas Portfolio, Asset
          Manager Portfolio, Investment Grade Bond Portfolio, High Income
          Portfolio, Worldwide Balance Portfolio, or Gold and Natural
          Resources Portfolio, because, as of the date of this Prospectus, the Variable Account had not commenced operations with respect to such Portfolios.</REDLINE>


          Calculation of Performance Data

             The Company may, from time to time, advertise certain performance related information concerning one or more of the Sub-accounts, including information as to total return and yield. Performance information about a Sub-account is based on the Sub-account's past performance only and is not intended as an indication of future performance.

             When the Company advertises the average annual total return of a Sub-account, it will usually be calculated for one, five, and ten year periods or, where a Sub-account has been in existence for a period less than one, five or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a Sub-account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any Deferred Sales Charge which would be payable if the account were redeemed at the end of the period) and calculating the average annual compounded rate of return necessary to produce the value of the investment at the end of the period. The Company may simultaneously present returns that do not assume a surrender and, therefore, do not deduct the Deferred Sales Charge.

             When the Company advertises the yield of a Sub-account it will be calculated based upon a given 30-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

             When the Company advertises the performance of the Money Market Sub-account it may advertise in addition to the total return either the yield or the effective yield. The yield of the Money Market Sub-account refers to the income generated by an investment in that Sub-account over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the Money Market Sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

             Total return at the Variable Account level is reduced by all contract charges: sales charges, mortality and expense risk charges, and the administrative charges, and is therefore lower than the total return at a Fund level, which has no comparable charges. Likewise, yield and effective yield at the Variable Account level take into account all recurring charges (except sales charges), and are therefore lower than the yield and effective yield at a Fund level, which has no comparable charges.

             Performance information for a Sub-account may be compared to:
          (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Shearson Lehman Hutton and Salomon Brothers or other indices measuring performance of a pertinent group of securities so that investors may compare a Sub-account's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;
          (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and
          (iv) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

          Financial Data

             Financial Statements of the Company may be found in the Statement of Additional Information.

                                     THE COMPANY

             The Company is a stock life insurance company which is organized under the laws of the State of Delaware. The Company provides a full range of life insurance and annuity plans. The Company is a subsidiary of American International Group, Inc., which serves as the holding company for a number of companies engaged in the international insurance business, both life and general, in over 130 countries and jurisdictions around the world.

                                 THE VARIABLE ACCOUNT

             The Board of Directors of the Company adopted a resolution to maintain the Variable Account pursuant to Delaware insurance law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.


             The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations of the Company. The Variable Account may be subject to liabilities arising from Sub-accounts whose assets are attributable to other variable annuity contracts offered by the Variable Account which are not described in this Prospectus.
          <REDLINE>
             The Variable Account is divided into Sub-accounts, with the assets of each Sub-account invested in shares of a corresponding portfolio of the available Funds. The Company may, from time to time, add additional Portfolios of a Fund, and, when appropriate, additional Funds to act as the funding vehicles for the Contracts.

          The Funds and The Investment Advisors

             Alliance Funds, Fidelity Funds, Dreyfus Funds, and Van Eck Funds (collectively, the "Funds") are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is made up of different series funds or

          Portfolios ("Portfolios"). The Dreyfus Stock Index Fund (also a "Fund" herein) is an open-end, non-diversified management investment company, intended to be a funding vehicle for separate accounts of life insurance companies. Shares of the Funds are sold to separate accounts of life insurance companies and may also be sold to qualified plans. The investment objectives of each of the Portfolios in which Subaccounts invest are set forth below. There is, of course, no assurance that these objectives will be met. The Fund prospectuses may include series or Portfolios which are not available under this Contract.
          </REDLINE>


          ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

          Conservative Investors Portfolio

             This Portfolio seeks the highest total return without undue risk to principal by investing in a diversified mix of publicly traded equity and fixed-income securities.

          Growth Investors Portfolio

             This Portfolio seeks the highest total return available with reasonable risk by investing in a diversified mix of publicly traded equity and fixed-income securities.

          Growth Portfolio

             This Portfolio seeks the long term growth of capital by investing primarily in common stocks and other equity securities.

          Growth and Income Portfolio

             This Portfolio seeks to balance the objectives of reasonable current income and opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

             Alliance Variable Products Series Fund, Inc., is managed by Alliance Capital Management L.P., ("Alliance"). The fund also includes other portfolios which are not available for use by the Separate Account. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges, may be found in the current Alliance Funds Prospectus which contains a discussion of the risks involved in investing. The Alliance Funds Prospectus is included with this Prospectus.

          <REDLINE>
          DREYFUS VARIABLE INVESTMENT FUND

          Zero Coupon 2000 Portfolio

             This Portfolio seeks to provide as high an investment return as is consistent with the preservation of capital. This portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This portfolio's assets will consist primarily of portfolio securities which will mature on or about December 31, 2000, at which time the portfolio will be liquidated. Prior to December 31, 2000, you will be offered the opportunity to exchange your investment to another Subaccount.


          DREYFUS STOCK INDEX FUND

             This Fund seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. In anticipation of taking a market position, the fund is permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

             The Dreyfus Corporation serves as the investment advisor for the Zero Coupon 2000 Portfolio which is the available portfolio of the Dreyfus Variable Investment Fund. The fund also includes other portfolios which are not available under this prospectus as
          funding vehicles for the Contract.   Wells Fargo Nikko Investment
          Advisers ("WFNIA") serves as the index fund manager of the Dreyfus Stock Index Fund. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the funds, are contained in the prospectuses of the Dreyfus Variable Investment Fund and of the Dreyfus Stock Index Fund, each of which is included with this Prospectus.


          FIDELITY INVESTMENT VARIABLE INSURANCE PRODUCTS FUNDS

          Growth Portfolio

             This Portfolio seeks to aggressively achieve capital appreciation through investments primarily in common stock.

          High Income Portfolio

             This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, high-risk, lower-rated, fixed-income securities (commonly referred to as "junk bonds"), while also considering the potential for growth of capital. The potential for high yield is accompanied by a higher risk. For a more detailed discussion of the investment risks associated with such securities, please refer to the relevant Fund's attached prospectus.

          Overseas Portfolio

             This Portfolio seeks the long-term growth of capital primarily through investments in securities of companies and economies outside the United States.

          Money Market Portfolio

             This Portfolio seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The fund will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers. An investment in Money Market Portfolio is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

          Asset Manager Portfolio

             This Portfolio seeks to provide a high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term income instruments.

          Investment Grade Bond Portfolio

             This Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

             Fidelity Management & Research Company ("FMR") is the investment advisor for the Variable Insurance Products Funds.
          FMR has entered into a sub-advisory agreement with FMR Texas, Inc., on behalf of the Money Market Portfolio. On behalf of the Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., (FMR U.K.), Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity International Investment Advisors (FIIA). FMR U.K. and FMR Far East also are sub-advisors to the Asset Manager Portfolio. Fidelity Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Fidelity Funds, are contained in the prospectuses of the funds, included with this Prospectus.


          VAN ECK WORLDWIDE INSURANCE TRUST

          Worldwide Balanced Fund

             This Portfolio seeks long term capital appreciation together with current income by investing its assets in the United States and other countries throughout the world, and by allocating its assets among equity securities, fixed-income securities and short-term instruments.

          Gold and Natural Resources Fund

             This Portfolio seeks long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an investment objective.

             Van Eck Associates Corporation is the investment advisor and manager of The Van Eck Worldwide Insurance Trust ("Van Eck Funds"). Van Eck Associates Corporation serves as investment advisor to the Gold and Natural Resources Fund, and has entered into sub-advisory agreements to provide investment advice for certain portfolios. Fiduciary International Inc. ("FII") serves as a sub-advisor to the Worldwide Balanced Fund. Van Eck Funds include other portfolios which are not available under this prospectus as funding vehicles for the Contracts. More detailed information regarding management of the funds, investment objectives, investment advisory fees and other charges assessed by the Van Eck Funds, are contained in the prospectus for the funds included with this Prospectus.

          There is no assurance that the investment of the Portfolios will be met.

             The shares of Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, and Van Eck Funds are sold not only to the Variable Account, but may be sold to other separate accounts of the Company that fund benefits under variable annuity and variable life policies. The shares of the Funds are also sold to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for variable life and variable annuity separate accounts to invest in the same underlying mutual fund. Although neither we nor

          Alliance Funds, Fidelity Funds, Dreyfus Fund, the Dreyfus Stock Index Fund, and Van Eck Funds currently perceive or anticipate any such disadvantage, the Funds will monitor events to determine whether any material conflict exists between variable annuity Owners and variable life Owners.

             Material conflicts could result from such occurrences as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund; or
          (4) differences between voting instructions given by variable annuity Owners and those given by variable life Owners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Owners. This could include discontinuance of investment in a Fund.

             Each Fund sells and redeems its shares at Net Asset Value without any sales charge. Any dividends or distributions from security transactions of a Fund are reinvested at Net Asset Value in shares of the same Portfolio; however, there are sales and additional charges associated with the purchase of the Contracts.

             Further information about the Funds and the managers is contained in the accompanying prospectuses, which You should read in conjunction with this prospectus. </REDLINE>

          Substitution of Securities

             If investment in a Subaccount should no longer be possible or, if in Our judgment, becomes inappropriate to the purposes of the Contracts, or, if in Our judgment, investment in another Subaccount or separate account is in the interest of Owners, We may substitute another Subaccount separate account. No substitution may take place without notice to Owners and prior approval of the SEC and insurance regulatory authorities, to the 1940 Act and applicable law.

          Voting Rights

             The Funds do not hold regular meetings of shareholders. The Directors of a Fund may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Investment Company Act of 1940 or the Articles of Incorporation of a Fund. In accordance with its view of present applicable law, the Company will vote the shares of a Fund held in the Variable Account at special meetings of the shareholders of the Fund in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions from Owners and those shares which it owns in the same proportion as it votes shares for which it has received instructions from Owners.

             The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of a Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting. The person having such voting rights will be the Owner before the Annuity Date, and thereafter, the payee entitled to receive payments under the Contract. During the Annuity Period, voting rights attributable to a Contract will generally decrease as the Contract Value attributable to an Annuitant decreases.

             The voting rights relate only to amounts invested in the Variable Account. There are no voting rights with respect to funds invested in the General Account.

          Allocation Of Purchase Payments to Sub-accounts

             Initial purchase payments are allocated to the Sub-account(s) selected by the Owner in the application except that in those states which require the Company to deduct premium taxes upon receipt of a purchase payment the Company will deduct the premium tax prior to allocating the purchase payment to such Sub-account(s). The selection must specify a percentage for each Sub-account that is a whole number, and must be either 0% or a number equal to or greater than 10%. Subsequent purchase payments may be made at any time prior to the Annuity Date and will be allocated to the Sub-accounts selected by the Owner. If no selection is made, subsequent purchase payments will be allocated to the Sub-account(s) selected by the Owner according to the most recent selection request received at the Company's Office. At the time of the allocation the purchase payment is divided by the value of the Accumulation Unit for the particular Sub-account for the Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the purchase payment.

             The initial purchase payment under an IRA plan will be allocated to the Money Market Sub-account until the expiration of twenty (20) days from the day the Contract is mailed from the Company's office. Thereafter, the Contract Value shall be reallocated in accordance with instructions specified in the application. Subsequent purchase payments will be directly allocated to the Sub-account(s) selected by the Owner according to the most recent selection request received at the Company's Office.

          Transfer Of Contract Values

             Before the Annuity Date, the Owner may transfer, by written request or telephone authorization, Contract Values from one Sub-account to another Sub-account, subject to the following conditions:

             (a) the amount transferred from any Sub-account must be at least $1,000 (or the entire Sub-account value, if less);
             (b) if less than $1,000 would remain in the Sub-account after the transfer, the Company will transfer the entire amount in the Sub-account;

             (c) the Company may reject any more than twelve (12) transfer requests per Contract Year; and

             (d) The Company will deduct any transfer charge assessed on the transaction.

                    The Company is currently not assessing a transfer fee
               for the first twelve (12) transfers per Contract Year. The Company is assessing a transfer fee of $10 per transfer thereafter. The Company may increase the transfer fee to an amount not to exceed $30 per transfer. The transfer fee will be deducted from either the Sub-account which is the source of the transfer or from the amount transferred if the entire value in the Sub-account is transferred. (See also "Appendix - General Account").

             Transfer by telephone is authorized by and described in the application for the Contract. The Company will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. All calls will be recorded. All transfers performed by telephone authorization will be confirmed in writing to the Contract Owner. The Company is not liable for any loss, cost, or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

             After the Annuity Date, the payee of the annuity payments may transfer the Contract Value allocated to the Variable Account from one Sub-account to another Sub-account. However, the Company reserves the right to refuse any more than one transfer per month. The transfer fee is the same as before the Annuity Date. This transfer fee will be deducted from the next annuity payment after the transfer. If following the transfer, the units remaining in the Sub-account would generate a monthly payment of less than $100, then the Company may transfer the entire amount in the Sub-account.

             Once the transfer is effected, the Company will recompute the number of Annuity Units for each Sub-account. The number of Annuity Units for each Sub-account will remain the same for the remainder of the payment period unless the payee requests another change.

                                CHARGES AND DEDUCTIONS

             Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are as follows:

          Deduction for Premium and Other Taxes

             Any premium or other taxes levied by any governmental entity with respect to the Contracts will be charged against the purchase payments or Contract Value . Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time of annuitization. Premium taxes are subject to being changed or amended by state legislatures, administrative interpretations or judicial acts.
             The Company will also deduct from any amount payable under the Contracts any income taxes a governmental authority requires the Company to withhold with respect to that amount.

          Deduction for Mortality and Expense Risk Charge

             The Company deducts for each Valuation Period a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant, to waive the Deferred Sales Charge in the event of the death of the Annuitant and to provide the death benefit prior to the Annuity Date. The expense risk assumed by the Company is that the costs of administering the Contracts and the Variable Account will exceed the amount received from any Administrative Charge.

             If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company.

             The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

             The Mortality and Expense Risk Charge is deducted during the Accumulation Period and after the Annuity Date.

             The Company currently offers annuity payment options that are based on a life contingency. (See "Annuity Period - Annuity
          Options" on page         .)  It is possible that in the future
          the Company may offer additional payment options which are not based on a life contingency. If this should occur and if a Owner should elect a payment option not based on a life contingency, the Mortality and Expense Risk Charge is still deducted but the Owner receives no benefit from it.

          Deduction for Deferred Sales Charge

             In the event that an Owner makes a withdrawal in excess of the Free Withdrawal Amount for the first withdrawal in a Contract Year, or makes subsequent withdrawals in a Contract Year, other than by way of the Systematic Withdrawal Program (See "Withdrawals-Systematic Withdrawal Program" on page _____), a Deferred Sales Charge may be imposed. The Free Withdrawal Amount is equal to 10% of the purchase payments paid, less any prior withdrawals at the time of withdrawal. (See, however, "Purchasing a Contract - Discount Purchase Programs" on page ____.)

             The Deferred Sales Charge will vary in amount depending upon the time which has elapsed since the date on which the purchase payment was made. The Deferred Sales Charge applies only to those purchase payments received within six (6) years of the date of surrender. In calculating the Deferred Sales Charge purchase payments are allocated to the amount surrendered on a first-in, first out basis. The amount of any withdrawal which exceeds the Free Withdrawal Amount will be subject to the following charge:

                                        Applicable Deferred
               Contract Year            Sales Charge Percentage


                    1                         6%
                    2                         5%
                    3                         4%
                    4                         3%
                    5                         2%
                    6                         1%
                    7 and thereafter          0%


             The aggregate Deferred Sales Charges paid with respect to a Contract shall not exceed 8.5% of the purchase payments for such Contract.

             The Deferred Sales Charge is intended to reimburse the Company for expenses incurred which are related to Contract sales. The Company does not expect the proceeds from the Deferred Sales Charge to cover all distribution costs. To the extent such charge is insufficient to cover all distribution costs, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

             Certain restrictions on surrenders are imposed on Contracts issued in connection with retirement plans which qualify under Code Section 403(b) (a "403(b) Plan"). (See "Taxes - 403(b)
          Plans" on page     .)

          Deduction for Administrative Charge

             The Company deducts for each Valuation Period a daily Administrative Charge which is equal on an annual basis to .15% of the average daily net asset value of the Variable Account.
          The Company also deducts an annual Administrative Charge which is currently $30 per year, from the Contract Value. The Company may increase the annual Administrative Charge to an amount not to exceed $100 per year. The Administrative Charges are designed to reimburse the Company for the costs it incurs relating to maintenance of the Contract and the Variable Account.

             The daily Administrative Charge is deducted during the Accumulation Period and after the Annuity Date.

             Prior to the Annuity Date, the annual Administrative Charge is deducted from the Contract Value on each Contract Anniversary.
          If the Annuity Date is a date other than a Contract Anniversary, the Company will also deduct a pro-rata portion of the annual Administrative Charge from the Contract Value for the fraction of the Contract Year preceding the Annuity Date.

             The annual Administrative Charge is also deducted in full on the date of any total withdrawal. The annual Administrative Charge will be deducted from each Sub-account of the Variable Account in the proportion that the value of each Sub-account attributable to the Contract bears to the total Contract Value.

             After the Annuity Date, the annual Administrative Charge is deducted on a pro-rata basis from each annuity payment and is guaranteed to remain at the same amount as at the Annuity Date.

          Deduction for Income Taxes

             The Company deducts from the Contract Value and/or the Variable Account any Federal income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes.

          Other Expenses

             There are deductions from and expenses paid out of the assets of the Fund which are described in the accompanying Prospectuses for the Funds.

          <REDLINE>        ADMINISTRATION OF THE CONTRACTS

             While the Company has primary responsibility for all administration of the Contracts and the Variable Account, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. DVFS serves as the administrator to various insurance companies offering variable contracts. </REDLINE>

                              RIGHTS UNDER THE CONTRACTS

             The Owner has all rights and may receive all benefits under the Contract. The Owner is named in the application. Ownership may be changed prior to the Annuity Date through the submission of written notification of the change to the Company on a form
          acceptable to the Company.   On and after the Annuity Date, the
          Annuitant and Owner shall be one in the same person , unless
          otherwise provided for.   In the case of Contracts issued in
          connection with an IRA, the Owner must be the Annuitant.

              The Owner's spouse is the only person eligible to be the Contingent Owner. (See "Death Benefit - Death of the Owner" on
          page  .)   Any new choice of Annuitant or Contingent Owner will
          automatically revoke any prior choices.

             The Owner may, except in the case of a Contract issued in connection with either an IRA or a 403(b) Plan, assign a Contract at any time before the Annuity Date and while the Annuitant is alive. A copy of any assignment must be filed with the Company. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the rights of the Owner and those of any revocable Beneficiary will be subject to the assignment. An assignment will not affect any payments the Company may make or action it may take before it is recorded. Inasmuch as an assignment or change of ownership may be a taxable event, Owners should consult competent tax advisers should they wish to assign their Contracts.

             The Contract may be modified only with the consent of the Owner, except as may be required by applicable law.

                                    ANNUITY PERIOD

          Annuity Benefits

             If the Annuitant and Owner are alive on the Annuity Date, the Company will begin making payments to the Annuitant under the annuity option or options the Owner has chosen.

             The Owner may choose or change an annuity payment option by making a written request at least thirty (30) days prior to the Annuity Date.

             The amount of the payments will be determined by applying the Contract Value on the Annuity Date. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable annuity tables contained in the Contract. The amount of the Sub-account annuity payments are determined through a calculation described in the Section captioned "Annuity Provisions" in the Statement of Additional Information.

          Annuity Date

             The Annuity Date for the Annuitant is:

             (a) the first day of the calendar month following the later of the Annuitant's 85th birthday or the 10th Contract Anniversary; or

             (b)    such earlier date as may be set by applicable law.

             The Owner may designate an earlier date in the application or may change the Annuity Date by making a written request at least thirty (30) days prior to the Annuity Date being changed. However, any Annuity Date must be:

             (a)    no later than the date defined in (a) above; and

             (b)    the first day of a calendar month.

          Annuity Options

             The Owner may choose to receive annuity payments which are fixed, or which are based on the Variable Account, or a combination of the two. If the Owner elects annuity payments which are based on the Variable Account, the amount of the payments will be variable. The Owner may not transfer Contract Values between the General Account and the Variable Account after the Annuity Date, but may, subject to certain conditions, transfer Contract Values from one Sub-account to another

          Sub-account.  (See "The Variable Account - Transfer of Contract
          Values" on page        .)

             If the Owner has not made any annuity payment option selection at the Annuity Date, the Contract Value will be applied to purchase Option 2 fixed basis annuity payments and Option 2 variable basis annuity payments, in proportion to the amount of Contract Value in the General Account and the Variable Account, respectively.

             The annuity payment options are:

             Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

             Option 2: Life Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

             (a) payments will be continued during the remainder of the period to the successor payee;

             (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option; or

             (c) the guaranteed period will not in the case of Contracts issued in connection with an IRA exceed the life expectancy of the Annuitant at the time the first payment is due.

             Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either the payee or a designated second person is alive. In the event that the Contract is issued in connection with an IRA, the payments in this Option will be made only to the Annuitant and the Annuitant's spouse.

             The annuity payment options are more fully explained in the Statement of Additional Information. The Company may also offer additional options at its own discretion.

          Annuity Payments

             If the Contract Value applied to annuity payment options is less than $2,000, the Company has the right to pay the amount in a lump sum in lieu of annuity payments. The Company makes all other annuity payments monthly. However, if the total monthly annuity payment would be less than $100 the Company has the right to make payments semi-annually or annually.

             If fixed annuity payments are selected, the amount of each fixed payment is determined by multiplying the Contract Value allocated to purchase fixed annuity payments by the factor shown in the annuity table specified in the Contract for the option selected, divided by 1,000.

             If variable annuity payments are selected, the Annuitant receives the value of a fixed number of Annuity Units each month. The actual dollar amount of variable annuity payments is dependent upon: (i) the Contract Value at the time of annuitization; (ii) the annuity table specified in the Contract;
          (iii) the Annuity Option selected; (iv) the investment performance of the Sub-account selected; and (v) the pro-rata portion of the annual Administrative charge.

             The annuity tables contained in the Contract are based on a 5% assumed investment rate. If the actual net investment rate exceeds 5%, payments will increase. Conversely, if the actual rate is less than 5%, annuity payments will decrease.


                                    DEATH BENEFIT
          Death Benefit

             If the Annuitant (or Owner, if applicable) dies before the Annuity Date, the Company will pay a death benefit equal to the greater of: (a) the purchase payments paid less withdrawals; (b) the Contract Value; or, (c) the greatest Contract Value at any sixth contract anniversary increment (i.e., sixth, twelfth, eighteenth, etc.) plus any additional purchase payment paid less any subsequent withdrawals.

             Before the Company will pay any death benefit, the Company will require due proof of death. The Company will determine the value of the death benefit as of the Valuation Period following receipt of due proof of death at the Company's Office. The Company will pay the death benefit to the Beneficiary in accordance with any applicable laws governing the payment of death proceeds.

             Payment of the death benefit may be made in one lump sum or applied under one of the annuity payment options. (See "Annuity
          Period - Annuity Options" on page   .)  The Owner may by written
          request elect that any death benefit of at least $2,000 be received by the Beneficiary under an annuity payment option. (See
          "Annuity Period - Annuity Options" on page   .)  If no payment
          option had been selected by the Owner, the Beneficiary has sixty
          (60) days in which to make a written request to elect either a lump sum payment or any annuity payment option. Any lump sum payment will be made within seven (7) days after the Company has received due proof of death and the written election of the Beneficiary, unless a delay of payments provision is in effect.

          (See Statement of Additional Information - "General Information - Delay of Payments.")

          Death of the Owner

             If an Owner dies before the Annuity Date, the entire Contract Value must be distributed within five (5) years of the date of death, unless:

             (a) it is payable over the lifetime of a designated Beneficiary with distributions beginning within one (1) year of the date of death; or

             (b) the Contingent Owner, if any, continues the Contract in his or her own name.

             In the case of Contracts issued in connection with an IRA plan, the Beneficiary or Contingent Owner may elect to accelerate these payments. Any method of acceleration chosen must be approved by the Company.

             If the Owner dies after the Annuity Date, distribution will be as provided in the annuity payment option selected.


                                PURCHASING A CONTRACT

          Application

             In order to acquire a Contract, an application provided by the Company must be completed and submitted to the Company's Office for acceptance. The Company must also receive the initial purchase payment. Upon acceptance, the Contract is issued to the Owner and the purchase payment is then credited to the Variable Account and converted into Accumulation Units, except in those states where the applicable premium tax is deducted from the purchase payment. (See Allocation of Purchase Payment to
          Sub-accounts" on page    .)  If the application for a Contract is
          in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two (2) business days of receipt. In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order within five (5) business days or the Company will return the application and the purchase payment, unless the prospective owner specifically consents to the Company's retaining them until the application is made complete.

          Purchase Payments

             The minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for a Contract purchased in connection with an IRA or 403(b) Plan.

             Owners may make additional purchase payments prior to the Annuity Date. The minimum additional purchase payment the Company will accept is $1,000. The Company reserves the right to refuse to accept any additional purchase payments.

          Discount Purchase Programs

             Purchases made by officers, directors and employees of either the Company, an affiliate of the Company or any individual, firm or company that has executed the necessary agreements to sell the Contracts and members of each of their immediate families will not be subject to the Deferred Sales Charge. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page _____.) Such purchases include retirement accounts and must be for accounts in the name of the individual or qualifying family member.

          Distributor

             AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., 80 Pine Street, New York, New York, acts as the distributor of the Contracts. AESC is a wholly-owned subsidiary of American International Group, Inc. and an affiliate of the Company.

             Commissions will be paid to registered representatives of AESC and other entities which sell the Contracts. Additional payments may be made for other services not directly related to the sale of the Contracts, including the recruitment and training of personnel, production of promotional literature, and similar services.

             Under the Glass-Steagall Act and other laws, certain banking institutions may be prohibited from distributing variable annuity contracts. If a bank were prohibited from performing certain agency or administrative services and receiving fees from AESC, Owners who purchased Contracts through the bank would be permitted to retain their Contracts and alternate means for servicing those Owners would be sought. It is not expected, however, that Owners would suffer any loss of services or adverse financial consequences as a result of any of these occurrences.

                                    CONTRACT VALUE

             The Contract Value is the sum of the value of all Sub-account Accumulation Units attributable to the Contract and amounts contributed to a guarantee period of the General Account. (See "Appendix-General Account Option"). The value of an Accumulation Unit will vary from Valuation Period to Valuation Period. The value of an Accumulation Unit is determined at the end of the Valuation Period and reflects the investment earnings, or loss, and the deductions for the Valuation Period.


                                     WITHDRAWALS
          Partial Withdrawal

             The Owner may partially withdraw Contract Values from the Contract prior to the Annuity Date. Any partial withdrawal is subject to the following conditions:

             (a)    the Company must receive a written request;

             (b)    the amount requested must be at least $500;

             (c)    any applicable Deferred Sales Charge will be deducted;

             (d) the amount withdrawn will be the sum of the amount requested and the amount of any applicable Deferred Sales Charge; and

             (e) the Company will deduct the amount requested plus any Deferred Sales Charge from each Sub-account of the Variable Account either as specified or in the proportion that the Sub-account bears to the total Contract Value.

          Systematic Withdrawal Program

             During the Accumulation Period an Owner may at any time elect in writing to take systematic withdrawals from one or more of the Sub-accounts or from a guarantee period of the General Account (See "Appendix-General Account Option") for a period of time not to exceed 12 months. In order to initiate this program, the amount to be systematically withdrawn must be equal to or greater than $200 provided that the Contract Value is equal to or greater than $24,000 and the amount to be withdrawn does not exceed the Free Withdrawal Amount. Systematic withdrawals will be made
          without the imposition of the Deferred Sales Charge.   Systematic
          withdrawals may occur monthly or quarterly.

             The systematic withdrawal program may be canceled at any time by written request or automatically should the Contract Value fall below $1,000. In the event the systematic withdrawal program is canceled, the Owner may not elect to participate in such program until the next Contract Anniversary.

             An Owner may change once per Contract Year the amount or frequency subject to be withdrawn on a systematic basis.

             The systematic withdrawal program is annually renewable, although the limitations set forth above shall continue to apply.

             The Free Withdrawal Amount (see "Charges and Deductions -
          Deduction for Deferred Sales Charge" on page    ) and Dollar Cost
          Averaging (See Statement of Additional Information-"General Information- Transfers") are not available while a Owner is receiving systematic withdrawals. A Owner will be entitled to the Free Withdrawal Amount and Dollar Cost Averaging on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

             Implementation of the systematic withdrawal program may subject a Owner to adverse tax consequences, including a 10% tax penalty tax. (See "Taxes - Taxation of Annuities in General" on
          page      for a discussion of the tax consequences of
          withdrawals.)

          Total Withdrawal

             The Owner may withdraw the entire Contract Value prior to the Annuity Date. A total withdrawal will cancel the Contract. The total withdrawal value is equal to the Contract Value next calculated after receipt of the written withdrawal request, less any applicable Deferred Sales Charge, less the annual Administrative Charge and less any applicable premium taxes, and, less any applicable charges assessed to amounts in the General
          Account.  (See "Charges and Deductions" on page     and
          "Appendix-General Account Option".)

          Payment of Withdrawals

             Any Contract Values withdrawn will be sent to the Owner within seven (7) days of receipt of the written request, unless the Delay of Payments provision is in effect. (See Statement of Additional Information - "General Information - Delay of Payments.") (See "Taxes - Taxation of Annuities in General" on
          page     for a discussion of the tax consequences of
          withdrawals.)

             The Company reserves the right to ensure that a Owner's check or other form of purchase payment has been cleared for payment prior to processing any withdrawal or redemption request occurring shortly after a purchase payment.

             Certain restrictions on withdrawals are imposed on Contracts issued in connection with 403(b) Plans. (See "Taxes - 403(b)
          Plans" on page    .)


                                        TAXES
          Introduction

             The Contracts are designed to accumulate Contract Values with retirement plans which, except for IRAs and 403(b) Plans, are generally not tax-qualified plans ("Qualified Plans"). The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, Annuitant or Beneficiary depend on the Company's tax status and upon the tax and employment status of the individual concerned. Accordingly, each potential Owner should consult a competent tax adviser regarding the tax consequences of purchasing a Contract.

             The following discussion is general in nature and is not
          intended as tax advice.   No attempt is made to consider any
          applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the Federal income tax laws, the Treasury Regulations, or the current interpretations by the Internal Revenue Service (the "Service"). For a discussion of Federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

          Company Tax Status

             The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Contract Value. Under existing Federal income tax law, the Variable Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes from the assets of the Variable Account should they be imposed with respect to such items in the future.

          Taxation of Annuities in General - Non-Qualified Plans

             Code Section 72 governs the taxation of annuities. In general, a Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under the Contract. However, under certain circumstances, the increase in value may be subject to tax currently. (See "Taxes -
          Contracts Owned by Non-Natural Persons," on page       and "Taxes
          - Diversification Standards" on page____.)

             Withdrawals prior to the Annuity Date

               Code Section 72 provides that a total or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the contract," as that term is defined under the Code. The "investment in the contract" can generally be described as the cost of the Contract. It generally constitutes the sum of all purchase payments made for the contract less any amounts received under the Contract that are excluded from gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

             Withdrawals on or after the Annuity Date

               Upon receipt of a lump sum payment or an annuity payment
             under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, the taxable portion of payments under the Contract will be taxed as ordinary income.

               For fixed annuity payments, the taxable portion of each
             payment is generally determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income.

               The Company is obligated to withhold Federal income taxes
             from certain payments unless the recipient elects otherwise. Prior to the first payment, the Company will notify the payee of the right to elect out of withholding and will furnish a form on which the election may be made. The payee must properly notify the Company of that election in advance of the payment in order to avoid withholding.

             Penalty Tax on Certain Withdrawals

               With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a 10% penalty tax is imposed upon the portion of such amount which is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Owner (or where the Owner is not an individual, the death of the "primary annuitant", who is defined as the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7);
             (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (iv) allocable to investment in the Contract before August 14, 1982; (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

               If the penalty tax does not apply to a withdrawal as a
             result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount equal to the tax that would have been imposed but for item (iii) above as determined under Treasury Regulations, plus interest for the deferral period. The foregoing rule applies if the modification takes place: (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2; or (b) before the taxpayer reaches age 59 1/2.

             Assignments

               Any assignment or pledge of the Contract as collateral for a loan may result in a taxable event and the excess of the Contract Value over purchase payments will be taxed to the assignor as ordinary income. Please consult your tax adviser prior to making an assignment of the Contract.

             Distribution-at-Death Rules

               In order to be treated as an annuity contract for Federal
             income tax purposes, a Contract must generally provide for the following two distribution rules: (i) if the Owner dies on or after the Annuity Date, and before the entire interest in the

             Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as the method in effect on the Owner's death; and (ii) if a Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a designated Beneficiary, however, such interest may be annuitized over the life of that Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the date of death. If the Beneficiary is the spouse of the Owner, the Contract may be continued unchanged in the name of the spouse as Owner.

               If the Owner is not an individual, the "primary annuitant"
             (as defined under the Code) is considered the Owner. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner.

             Gifts of Contracts

               Any transfer of a Contract prior to the Annuity Date for
             less than full and adequate consideration will generally trigger tax on the gain in the Contract. The transferee will receive a step-up in basis for the amount included in the transferor's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

             Contracts Owned by Non-Natural Persons

               If the Contract is held by a non-natural person (for
             example, a corporation or trust) the Contract is generally not treated as an annuity contract for Federal income tax purposes, and the income on the Contract (generally the excess of the Contract Value over the purchase payments) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply when the Contract is acquired by the estate of a decedent, when the Contract is held under certain qualified plans, when the Contract is a qualified funding asset for structured settlements, when the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity.

             Section 1035 Exchanges

               Code Section 1035 provides that no gain or loss shall be
             recognized on the exchange of an annuity contract for another annuity contract. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to

             Code Section 1035 transactions. Prospective owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

             Multiple Contracts

               Annuity contracts that are issued by the same company (or
             affiliate) to the same Owner during any calendar year will be treated as one annuity contract in determining the amount includable in the taxpayer's gross income. Thus, any amount received under any such contract prior to the contract's annuity starting date will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. The Treasury has broad regulatory authority to prevent avoidance of the purposes of this aggregation rule. It is possible that, under this authority, Treasury may apply this rule to amounts that are paid as annuities (on or after the starting date) under annuity contracts issued by the same company to the same Owner during any calendar year period. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income. Owners should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

          Diversification Standards

             To comply with the diversification regulations promulgated under Code Section 817(h) (the "Diversification Regulations"), after a start-up period, each Sub-account is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of the assets of a Sub-account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies so that an investment in the Fund is not treated as one investment but is treated as an investment in a pro-rata portion of each underlying asset of the Fund. All securities of the same issuer are treated as a single investment. In the case of government securities, each Government agency or instrumentality is treated as a separate issuer.

             In connection with the issuance of the proposed and temporary version of the Diversification Regulations, Treasury announced that such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular divisions of a separate account. It is possible that if and when additional regulations or IRS pronouncements are issued, the

          Contract may need to be modified to comply with such rules. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Owner from being considered the owner of the assets of the Variable Account.

             The Company intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for Federal income tax purposes.

          Qualified Plans

             The Contracts may be used to create an IRA. The Contracts are also available for use in connection with a previously established 403(b) Plan. No attempt is made herein to provide more than general information about the use of the Contracts with IRAs or 403(b) Plans. The information herein is not intended as tax advice. A prospective Owner considering use of the Contract to create an IRA or in connection with a 403(b) Plan should first consult a competent tax adviser with regard to the suitability of the Contract as an investment vehicle for their qualified plan.

             While the Contract will not be available in connection with retirement plans designed by the Company which qualify for the federal tax advantages available under Sections 401 and 457 of the Code, a Contract can be used as the investment medium for an individual Owner's separately qualified retirement plan. Under amendments to the Internal Revenue Code which became effective in 1993, distributions for a qualified plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan. If the recipient is unable to take full advantage of the tax-free rollover provisions, there may be taxable income, and the imposition of a 10% penalty if the recipient is under age 59 1/2. A prospective Owner considering use of the Contract in this manner should consult a competent tax adviser with regard to the suitability of the Contract for this purpose and for information concerning the provisions of the Code applicable to qualified plans.

          Individual Retirement Annuities

             Section 408 of the Code permits eligible individuals to contribute to an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. Sales of the Contracts for use with IRAs are subject to special requirements imposed by the Service, including the requirement that informational disclosure be given to each person desiring to establish an IRA. The IRAs offered by this Prospectus are not available in all states.

          403(b) Plans

             Code Section 403(b)(11) imposes certain restrictions on a Owner's ability to make partial withdrawals from Code Section 403(b) Contracts, if attributable to purchase payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, only an amount equal to the purchase payments may be withdrawn. In addition, under Code Section 403(b) the employer must comply with certain non-discrimination requirements. Owners should consult their employers to determine whether the employer has complied with these rules. The 403(b) Plan offered by this Prospectus is not available in all states.


                                       APPENDIX

          GENERAL ACCOUNT OPTION

             Under the General Account option, Contract Values are held in the Company's General Account. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 nor is the General Account registered as an investment company under the Investment Company Act of 1940. The Company understands that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the General Account portion of the Contract. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The General Account option is not available in all states.

             During the Accumulation Period the Owner may allocate amounts to the General Account. The General Account is an account maintained by us into which all of our assets have been allocated other than the assets of the Variable Account and any other separate accounts we maintain. The initial Purchase Payment will be invested in the General Account in accordance with the selection made by the Owner in the application. Additional Purchase Payments will be allocated to General Account in accordance with the selection made by the Owner in the application or the most recent selection received at the Company Office, unless otherwise specified by the Owner. If the Owner elects to withdrawal amounts from the General Account such withdrawal, except as otherwise provided in this Appendix, will be subject to the same conditions as imposed on withdrawals from the Variable Account. The Company reserves the right to delay any payment from the General Account for up to six (6) months from the date it receives such request at its Office.


          INVESTMENTS IN THE GENERAL ACCOUNT

             An allocation of the initial Purchase Payment to a guarantee period must equal the greater of (a) or (b) where: (a) is a percentage that is a whole number, equal to or greater than 10% and (b) is a dollar amount which is equal to or greater than $3,000. Subsequent Purchase Payments allocated to a guarantee period must be equal to or greater than $3,000. Amounts invested in the General Account are credited with interest on a daily basis at the then applicable effective guarantee rate. The effective guarantee rate is that rate in effect when the Owner allocates or transfers amounts to the General Account. If the Owner has allocated or transferred amounts at different times to the General Account, each allocation or transfer may have a unique effect guarantee rate and guarantee period associated with that amount. We guarantee that the effective guarantee rate will not be changed more than once per year and will not be less than 3%.


          GENERAL ACCOUNT TRANSFERS

             During the Accumulation Period the Owner may transfer, by written request or telephone authorization, Contract Values to or from a sub-account of the Variable Account to or from a guarantee period of the General Account at any time, subject to the conditions set out under Transfer of Contract Values Section.

             Prior to the end of a guarantee period the Owner may specify the sub-account(s) of the Variable Account or the applicable guarantee period of the General Account to which the Owner wants the amounts from the General Account transferred at the end of the guarantee period. If the Owner does not notify us prior to the end of the guarantee period, we will apply that amount to a new guarantee period in the General Account, which is then subject to the same conditions as the original guarantee period, including the condition that the amount cannot be transferred out of the General Account until the end of that guarantee period. The effective guarantee rate applicable to the new guarantee period may be different from the effective guarantee rate applicable to the original guarantee period. These transfers will be handled at no charge to the Owner.

          MARKET VALUE ADJUSTMENT

             A transfer, withdrawal, payment of a death benefit, or annuitization of amounts allocated to the General Account may be subject to a Market Value Adjustment which will be applied to the amount transferred, withdrawn, paid or annuitized. The Market Value Adjustment is made by multiplying the amount to be transferred, withdrawn, paid or annuitized by the following formula:

             1 + .75 x (A-B) x [N/12], where:

             A = The Guaranteed Interest Rate applicable to the guarantee period of that portion of proceeds being transferred, withdrawn, paid or annuitized.

             B = The Guaranteed Interest Rate currently available for the same length of guarantee period as that remaining in the period applicable to that portion of proceeds being transferred, withdrawn, paid or annuitized. If no such guarantee period exists, the Guaranteed Interest Rate will be calculated by straight line interpolation of the Guaranteed Interest Rates of available guarantee periods.

             N = The number of complete and partial months remaining to the end of the guarantee period applicable to that portion of proceeds being transferred, withdrawn, paid or annuitized.


          GUARANTEE PERIODS

             The period(s) for which a guaranteed interest rate is credited is called the Guarantee Period. Guarantee Periods may be offered
          or withdrawn at the Company's discretion.   The initial Guarantee
          Period(s) and the applicable guaranteed interest rate(s) applicable to the initial Purchase Payment is as shown on the application, unless such purchase payment is made under an IRA plan. At the expiration of any Guarantee Period applicable to all or a portion of the Contract Value, that portion of the Contract Value will be automatically renewed for another Guarantee Period for the same duration as the expired guarantee period and will receive the guaranteed interest rate then in effect for that Guarantee Period. All requests to change a Guarantee Period must be received in writing at the Company's Office no earlier than 30 days prior to the end of the Guarantee Period from which the transfer will be made.

          MINIMUM SURRENDER VALUE

             The Minimum Surrender Value for amounts allocated to a guarantee period of the General Account equals the amounts allocated to a Guarantee Period of the General Account paid (less withdrawals) with interest compounded annually at the rate of 3%, reduced by any applicable Deferred Sales Charge.

             TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                                       Page


          General Information . . . . . . . . . . . . . . . . . . . . . . .
             The Company  . . . . . . . . . . . . . . . . . . . . . . . . .
             Independent Accountants  . . . . . . . . . . . . . . . . . . .
             Legal Counsel  . . . . . . . . . . . . . . . . . . . . . . . .
             Distributor  . . . . . . . . . . . . . . . . . . . . . . . .
             Calculation of Performance Related Information . . . . . . . .
             Delay of Payments  . . . . . . . . . . . . . . . . . . . . . .
             Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . .
          Method of Determining Contract Values . . . . . . . . . . . . . .
          Annuity Provisions  . . . . . . . . . . . . . . . . . . . . . . .
          Annuity Benefits  . . . . . . . . . . . . . . . . . . . . . . . .
             Annuity Options  . . . . . . . . . . . . . . . . . . . . . . .
             Variable Annuity Payment Values  . . . . . . . . . . . . . . .
             Annuity Unit . . . . . . . . . . . . . . . . . . . . . . . . .
             Net Investment Factor  . . . . . . . . . . . . . . . . . . . .
             Additional Provisions  . . . . . . . . . . . . . . . . . . . .
          Financial Statements  . . . . . . . . . . . . . . . . . . . . . .


                                        PART B
                         STATEMENT OF ADDITIONAL INFORMATION


                         DEFERRED VARIABLE ANNUITY CONTRACTS



                                      issued by



                                  VARIABLE ACCOUNT I



                                         and



                              AIG LIFE INSURANCE COMPANY



               THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

          <REDLINE>

               THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS DATED , CALL OR WRITE: AIG Life Insurance Company; Attention: Variable Products, One Alico Plaza, 600 King Street, P.O. Box 8718, Wilmington, Delaware 19899, 1-800-340-2765.

          DATE OF STATEMENT OF ADDITIONAL INFORMATION: __________, 1996

          </REDLINE>

                                  TABLE OF CONTENTS


                                                                       Page


          General Information . . . . . . . . . . . . . . . . . . . . . . .
             The Company  . . . . . . . . . . . . . . . . . . . . . . . . .
             Independent Accountants  . . . . . . . . . . . . . . . . . . .
             Legal Counsel  . . . . . . . . . . . . . . . . . . . . . . . .
             Distributor  . . . . . . . . . . . . . . . . . . . . . . . .
             Calculation of Performance Related Information . . . . . . . .
             Delay of Payments  . . . . . . . . . . . . . . . . . . . . . .
             Transfers  . . . . . . . . . . . . . . . . . . . . . . . . . .
          Method of Determining Contract Values . . . . . . . . . . . . . .
          Annuity Provisions  . . . . . . . . . . . . . . . . . . . . . . .
          Annuity Benefits  . . . . . . . . . . . . . . . . . . . . . . . .
             Annuity Options  . . . . . . . . . . . . . . . . . . . . . . .
             Variable Annuity Payment Values  . . . . . . . . . . . . . . .
             Annuity Unit . . . . . . . . . . . . . . . . . . . . . . . . .
             Net Investment Factor  . . . . . . . . . . . . . . . . . . . .
             Additional Provisions  . . . . . . . . . . . . . . . . . . . .
          Financial Statements  . . . . . . . . . . . . . . . . . . . . . .


                                 GENERAL INFORMATION

          The Company

               A description of AIG Life Insurance Company (the "Company"), and its ownership is contained in the Prospectus. The Company will provide for the safekeeping of the assets of Variable Account I (the "Variable Account").

          Independent Accountants

               The audited financial statements of the Company have been audited by Coopers and Lybrand, independent certified public accountants, whose offices are located in Philadelphia, Pennsylvania.

          Legal Counsel
          <REDLINE>
               Legal matters relating to the Federal securities laws in connection with the Contracts described herein and in the Prospectus are being passed upon by the law firm of Jorden Burt Berenson & Johnson LLP, Washington, D.C..</REDLINE>

          Distributor

             AIG Equity Sales Corp. ("AESC"), formerly known as American International Fund Distributors, Inc., a wholly owned subsidiary of American International Group, Inc. and an affiliate of the Company, acts as the distributor. The offering is on a continuous basis. Commissions in the amount of $2,647,001 were paid during 1994, none of which were retained by the Distributor.

          Calculation Of Performance Related Information

             A. Yield and Effective Yield Quotations for the Money Market Sub-account

               The yield quotation for the Money Market Sub-account to be set forth in the Prospectus will be for a given seven day period, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

               Any effective yield quotation for the Money Market Sub-account to be set forth in the Prospectus will be for a given seven day period, carried at least to the nearest hundredth of one percent, and will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1.

             For purposes of the yield and effective yield computations, the hypothetical charge reflects all deductions that are charged to all Owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the Money Market Sub-account's mean account size. The yield and effective yield quotations do not reflect the Deferred Sales Charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the purchase payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales
          Charge" on page    of the Prospectus)  No deductions or sales
          loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-account and the Fund are excluded from the calculation of yield.
          <REDLINE>
             B.     Standardized Total Return Quotations

             The standardized total return quotations for all of the Sub-accounts will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period) ended on a given date, and for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:</REDLINE>

                                 P(1+T)n = ERV

             Where: P = a hypothetical initial payment of $1,000

                    T = average annual total return

                    n = number of years

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period.

             For the purposes of the total return quotations for all of the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations also assume a total withdrawal as of the end of the particular period.
          <REDLINE>
             No standardized or non-standardized total return quotations have been provided for the Zero Coupon 2000, Dreyfus Stock Index, Money Market, Growth, Overseas, Asset Manager, Investment Grade Bond, High Income, Worldwide Balance or Gold and Natural Resources Portfolios, because, for the fiscal year ending December 31, 1994, such Portfolios were not yet in operation.</REDLINE>

             Annualized total return for certain Sub-accounts as of December 31, 1994, were as follows:


                                        One Year       Inception to Date


          Conservative Investors
          Growth Investors
          Growth
          Growth and Income


          *Funds were first invested in the Portfolios as listed below:

          Conservative Investors
          Growth Investors
          Growth
          Growth and Income


             C. Yield Quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts

               The yield quotations for the Short-Term Multi-Market, U.S. Government/High Grade Securities and Global Bond Sub-accounts will be based on a thirty-day period. The computation is made by dividing the net investment income per Accumulation Unit earned during the period by the Unit Value on the last day of the period, according to the following formula:

                           Yield = 2[(a - b + 1)6 - 1]
                                       cd

               Where:         a =  net investment income earned during the
                                   period by the corresponding Portfolio
                                   attributable to shares owned by the
                                   corresponding Sub-account.

                              b =  expenses accrued for the period (net of
                                   reimbursements).

                              c = the average daily number of Accumulation Units outstanding during the period.

                              d =  the maximum Unit Value on the last day
                                   of the period.

               For the purposes of the yield quotations for the Sub-accounts, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not take into account the Deferred Sales Charge or any transfer charges.

               A Deferred Sales Charge may be assessed at the time of withdrawal in an amount from 6% to 0% of the Purchase Payments withdrawn, with the specific percentage applicable to a particular withdrawal depending on the length of time the purchase payment was held under the Contract, and whether withdrawals had been previously made during that Contract Year. (See "Charges and Deductions - Deduction for Deferred Sales Charge" on page 17 of the Prospectus) There is currently a transfer charge of $10 per transfer after a specified number of transfers in each Contract Year. (See Transfer of Contract Values" on page 15 of the Prospectus)

             D.     Non - Standardized Performance Data
          <REDLINE>
               1.   Non-Standardized Total Return Quotations

               The non-standardized</REDLINE> total return quotations for all of the Sub-accounts to be set forth in the Prospectus will be average annual total return quotations for the one, five, and ten year periods (or, where a Sub-account has been in existence for a period of less than one, five or ten years, for such lesser period), ended on a given date for the period from the date monies were first placed into the Sub-accounts until the aforesaid date. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                      P(1+T)n = ERV

                    Where:    P = a hypothetical initial payment of $1,000

                              T = average annual total return

                              n = number of years

                                ERV = ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the particular period at
                                   the end of the particular period.

               For the purposes of the total return quotations, the calculations take into effect all fees that are charged to all Owner accounts. For any fees that vary with the size of the account, the account size is assumed to be the respective Sub-account's mean account size. The calculations do not, however, assume a total withdrawal as of the end of the particular period.

             Annualized total return quotations for certain Sub-accounts as of December 31, 1994, were as follows:


                                        One Year       Inception to Date


          Conservative Investors
          Growth Investors
          Growth
          Growth and Income


               2.   The Power of Tax-Deferred Growth

               All current taxes on any income or capital gains are deferred until money is taken out of your account. That way all of your earnings contribute to the growth of your account. And, since all your earnings are automatically reinvested to build your investment base, your account is given yet another opportunity to grow. It's called the Power of Compounding and the following charts illustrate just how powerful it can be.

           A. The Power of Tax-Deferral $10,000 At 8% Compounded Annually*

                                                       33% TAX APPLIED
             AFTER     33% TAX APPLIED  UPON SURRENDER TAX DEFERRED


             10 years  $ 16,856         $ 15,782       $ 18,630
             20 years  $ 28,413         $ 26,789       $ 36,059
             30 years  $ 47,893         $ 47,744       $ 66,336
             40 years  $ 80,729         $ 87,637       $125,877
             50 years  $136,078         $163,584       $239,230


            B. The Power of Tax-Deferral $10,000 At 8% Compound Annually*


          <REDLINE>   INSERT:  GRAPH OF ILLUSTRATION </REDLINE>



































          * These illustrations are not intended to reflect the return of investments made in your variable annuity contract. The figures are calculated on a fixed interest rate and assume no fluctuation in the value of principal or the impact of any fees or sales charges. Taxes are due on tax-deferred investments whenever money is withdrawn from that investment.

          Delay of Payments

               Any payments due under the Contracts will generally be sent to the Owner within seven (7) days of a completed request for payment. However, the Company has reserved the right to postpone any type of payment from the Variable Account for any period when:

                    (a) the New York Stock Exchange is closed for other than customary weekends and holidays;

                    (b)   trading on the Exchange is restricted;

                    (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

                    (d)   an order of the Securities and Exchange
               Commission permits delay for the protection of security holders.

               The applicable rules of the Securities and Exchange Commission shall govern as to whether the conditions in (b) and
          (c) exists.

          Transfers

               An Owner may deposit prior to the Annuity Date, all or part of his Contract Value into the Money Market Sub-account (the Sending Sub-account"), and then automatically transfer those assets into one or more of the other Sub-accounts on a systematic basis. The amount transferred to the Sending Sub-account must be at least $12,000 in order to initiate this option. This process is called Automatic Dollar Cost Averaging.

               The Automatic Dollar Cost Averaging option is available for use with any of the investment options, other than the General Account.

               Automatic Dollar Cost Averaging transfers may occur monthly or quarterly. The Owner may designate the dollar amount to be transferred each month or elect to have a percentage transferred each month, up to a maximum of 60 months.

               The Company will make all Automatic Dollar Cost Averaging transfers on the 15th calendar day of each month, or the next day the New York Stock Exchange is open for business if the 15th calendar day of the month should fall on a day the New York Stock Exchange is closed. In order to process an Automatic Dollar Cost Averaging transfer, the Company must have received a request in writing by no later than the 6th calendar day of the month.

               The Automatic Dollar Cost Averaging option may be canceled at any time by written request or automatically if the value of the Sending Sub-account subject to the Automatic Dollar Cost Averaging option is less than $1,000.

               An Owner may change his Automatic Dollar Cost Averaging investment allocation only once during any 12 month period.

               Any transfers made under this section are subject to the conditions of the section entitled "Transfer of Contract Values" on page __ of the Prospectus, except that the Company will not deem the election of the Automatic Dollar Cost Averaging option to count towards a Owner's twelve (12) free transfers.


                        METHOD OF DETERMINING CONTRACT VALUES

               The Contract Value will fluctuate in accordance with the investment results of the underlying Portfolio within the Sub-account. In order to determine how these fluctuations affect Contract Values, Accumulation Units are utilized. The value of an Accumulation Unit applicable during any Valuation Period is determined at the end of that period.

               When the first shares of the respective Portfolios were purchased for the Sub-accounts, the Accumulation Units for the Sub-accounts were valued at $10. The value of an Accumulation Unit for a Sub-account on any Valuation Date thereafter is determined by dividing (a) by (b), where:

               (a)  is equal to:

                     (i) the total value of the net assets attributable to Accumulation Units in the Sub-account, minus

                    (ii) the daily charge for assuming the risk of guaranteeing mortality factors and expense charges which is equal on an annual basis to 1.25% multiplied by the daily net asset value of the Sub-account; minus

                    (iii)  the daily charge for providing certain
                    administrative functions which is equal on an annual basis to 0.15% multiplied by the daily net asset value of the Sub-account; minus or plus

                    (iv) a charge or credit for any tax provision established for the Sub-account. The Company is not currently making any provision for taxes.

               (b) is the total number of Accumulation Units applicable to that Sub-account at the end of the Valuation Period.

               The resulting value of each Sub-account Accumulation Unit is multiplied by the respective number of Sub-account Accumulation Units for a Contract. The Contract Value is the sum of all Sub-account values for the Contract.

               An Accumulation Unit may increase or decrease in value from Valuation Date to Valuation Date.


                                  ANNUITY PROVISIONS

          Annuity Benefits

               If the Annuitant is alive on the Annuity Date the Company will begin making payments to the Annuitant under the payment option or options selected. The amount of the annuity payments will depend on the age of the payee at the time the settlement contract is issued.

          Annuity Options

               The annuity options are as follows:

               Option 1: Life Income. The Company will pay an annuity during the lifetime of the payee.

               Option 2: Income with 10 Years of Payments Guaranteed. The Company will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

                    (a) payments will be continued during the remainder of the period to the successor payee; or

                    (b) the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this Option.

               Option 3: Joint and Last Survivor Income. The Company will pay an annuity for as long as either payee or a designated second person is alive.

               Annuity options are available on a fixed and/or a variable basis. The Owner may allocate Contract Values to purchase only fixed annuity payments, or to purchase only variable annuity payments, or to purchase a combination of the two. Contract Values which purchase fixed annuity payments will be invested in the General Account. Contract Values which purchase variable annuity payments will be invested in the Variable Account. The Owner may make no transfers between the General Account and the

          Variable Account after the Annuity Date. The Company also may offer additional options at its discretion.

          Variable Annuity Payment Values

               A Variable Annuity is an annuity with payments which (1) are not predetermined as to dollar amount and (2) will vary in amount with the net investment results of the applicable Sub-account(s) of the Variable Account. At the Annuity Date the Contract Value in each Sub-account will be applied to the applicable Annuity Tables contained in the Contract. The Annuity Table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to this class of contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts described herein, the larger amount will be paid.

               The first annuity payment for each Sub-account is determined by multiplying the amount of the Contract Value allocated to that Sub-account by the factor shown in the table for the option selected, divided by 1000.

               The dollar amount of Sub-account annuity payments after the first is determined as follows:

                    (a) The dollar amount of the first annuity payment is divided by the value for the Sub-account Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity payment period, subject to any transfers.

                    (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period 14 days prior to the date of payment.

               The total dollar amount of each Variable Annuity payment is the sum of all Sub-account variable annuity payments less the pro-rata amount of the annual Administrative Charge.

          Annuity Unit

               The value of an Annuity Unit for each Sub-account was arbitrarily set initially at $10. This was done when the first Portfolio shares were purchased. The Sub-account Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the Sub-account Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and
          (b) where:

                    (a) is the net investment factor for the Valuation Period for which the Sub-account Annuity Unit value is being determined; and

                    (b) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

          Net Investment Factor

               The net investment factor is used to determine how investment results of the Fund affect Variable Account Values within the Sub-accounts from one Valuation Period to the next. The net investment factor for each Sub-account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

               (a) is equal to:

                    (i) the net asset value per share of the Portfolio held in the Sub-account determined at the end of that Valuation Period; plus

                    (ii) the per share amount of any dividend or capital gain distribution made to the Portfolio if the "ex-dividend" date occurs during that same Valuation Period; plus or minus

                    (iii)  a per share charge or credit, which is
               determined by the Company, for changes in tax reserves resulting from investment operations of the Sub-account.

               (b) is equal to:

                    (i) the net asset value per share of the Portfolio held in the Sub-account determined as of the end of the prior Valuation Period; plus or minus

                    (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

               (c) is equal to:

                    (i) the percentage factor representing the Mortality and Expense Risk Charge, plus

                    (ii) the percentage factor representing the daily Administrative Charge.

          The net investment factor may be greater or less than the assumed investment factor; therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation

          Additional Provisions

               The Company may require proof of the age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated the Company will compute the amount payable based on the correct age. If annuity payments have begun, any underpayments that may have been made will be paid in full with the next annuity payment.
          Any overpayments, unless repaid to the Company in one sum, will be deducted from future annuity payments until the Company is repaid in full.

               If a Contract provision requires that a person be alive, the Company may require due proof that the person is alive before the Company acts under that provision.

               The Company will give the payee under an annuity payment option a settlement contract for the payment option.


                                 FINANCIAL STATEMENTS

               The financial statements of the Company and the Variable Account included herein shall be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I


                        STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 1994

  Assets:
    Investments at Market Value:
     Alliance Variable Products Series Fund, Inc.:       Shares
                                                         ------
      Money Market Portfolio                              4,401,735.300
      Premier Growth Portfolio                            182,983.633
      Growth & Income Portfolio                           431,247.683
      International Portfolio                             371,515.329
      Short-Term Multi-Market Portfolio                   91,696.989
      Global Bond Portfolio                               90,017.228
      U.S. Government/High Grade
        Securities Portfolio                              303,951.808
      Global Dollar Government Portfolio                  68,723.756
      North American Government Portfolio                 337,750.004
      Utility Income Portfolio                            110,674.832
      Conservative Investors Portfolio                    62,623.032
     Growth Investors Portfolio                           29,368.355
     Growth Portfolio                                     465,730.743
     Total Return Portfolio                                32,187.140
     Worldwide Privitization Portfolio                    105,236.863

     Total Investments

  Dividends Receivable
  Recievable from AIG Life

        Total Assets



  Equity:
     Contract Owners Equity

         Total Contract Owners Equity


        Total Liabilities and Equity


                         See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I


                        STATEMENT OF ASSETS AND LIABILITIES
                                 DECEMBER 31, 1994

  Assets:
    Investments at Market Value:
     Alliance Variable Products Series Fund, Inc.:    Cost
                                                   -----               ------
      Money Market Portfolio                  $4,401,735           $4,401,735
      Premier Growth Portfolio                $2,280,310           $2,263,495
      Growth & Income Portfolio               $5,189,194           $5,114,586
      International Portfolio                 $4,850,624           $4,785,117
      Short-Term Multi-Market Portfolio         $940,806             $908,707
      Global Bond Portfolio                     $927,109             $883,969
      U.S. Government/High Grade
        Securities Portfolio                  $3,067,589           $3,021,271
      Global Dollar Government Portfolio        $692,023             $676,232
      North American Government Portfolio     $3,395,515           $2,968,823
      Utility Income Portfolio                $1,125,454           $1,102,311
      Conservative Investors Portfolio          $627,241             $630,614
     Growth Investors Portfolio                 $292,382             $289,572
     Growth Portfolio                         $4,750,184           $4,904,134
     Total Return Portfolio                     $336,641             $335,068
     Worldwide Privitization Portfolio        $1,056,109           $1,062,882

     Total Investments                       $33,932,916          $33,348,516

  Dividends Receivable                                                $17,161
  Recievable from AIG Life                                             $3,919

        Total Assets                                              $33,369,596

  Equity:
     Contract Owners Equity                                       $33,369,596

         Total Contract Owners Equity                             $33,369,596


        Total Liabilities and Equity                              $33,369,596

                         See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I
                              STATEMENT OF OPERATIONS
                       For the Year Ended December  31, 1994

                                                             Money     Premier
                                            Total           Market      Growth
                                                         Portfolio   Portfolio
  Investment Income (Loss):
    Dividends                            $195,713          $59,413      $2,236

    Expenses:
      Mortality & Expense Risk Fees      $142,466          $18,917     $11,914
      Daily Adminstrative Charges         $16,567           $2,173      $1,401

                                         $159,033          $21,090     $13,315

        Net Investment Income (Loss)      $36,680          $38,323   ($11,079)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
       Activity                         ($19,154)                -      $4,147
    Change in Unrealized Appreciation
      (Depreciation)                   ($595,557)                -   ($21,343)

      Net Gain (Loss) on Investments   ($614,711)                -   ($17,196)

  Increase (Decrease) in Net Assets
    Resulting From Operations          ($578,031)          $38,323   ($28,275)

  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I
                              STATEMENT OF OPERATIONS
                       For the Year Ended December  31, 1994

                                       Growth &          Inter-      Short-Term
                                         Income        national    Multi-Market
                                      Portfolio       Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                           $45,250          $7,283         $11,916

    Expenses:
      Mortality & Expense Risk Fees     $27,377         $19,686          $3,312
      Daily Adminstrative Charges        $3,235          $2,277            $393

                                        $30,612         $21,963          $3,705

        Net Investment Income (Loss)    $14,638       ($14,680)          $8,211

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
        Activity                         $2,879          $4,498             $86
    Change in Unrealized Appreciation
      (Depreciation)                  ($79,392)       ($68,691)       ($32,855)

      Net Gain (Loss) on Investments  ($76,513)       ($64,193)       ($32,769)

  Increase (Decrease) in Net Assets
    Resulting From Operations         ($61,875)       ($78,873)       ($24,558)

  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)

                                         Global      U.S. Gov't          Global
                                           Bond        High Grd    Dollar Gov't
                                      Portfolio       Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                           $34,107         $35,508               -

    Expenses:
      Mortality & Expense Risk Fees      $5,851         $14,151          $3,172
      Daily Adminstrative Charges          $695          $1,636            $371

                                         $6,546         $15,787          $3,543

        Net Investment Income (Loss)    $27,561         $19,721        ($3,543)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment ($5,329)       ($10,894)             $47
    Change in Unrealized Appreciation
      (Depreciation)                   (45,024)       ($42,340)       ($15,791)

      Net Gain (Loss) on Investments  ($50,353)       ($53,234)       ($15,744)

  Increase (Decrease) in Net Assets
    Resulting From Operations         ($22,792)       ($33,513)       ($19,287)

  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)
                                 VARIABLE ACCOUNT I

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)

                                                        N.Amer.         Utility
                                                          Gov't          Income
                                                      Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                                                 -               -

    Expenses:
      Mortality & Expense Risk Fees                     $17,458          $4,679
      Daily Adminstrative Charges                        $2,090            $547

                                                        $19,548          $5,226

        Net Investment Income (Loss)                  ($19,548)        ($5,226)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment
      Activity                                        ($16,961)          $1,704
    Change in Unrealized Appreciation
      (Depreciation)                                 ($426,693)       ($23,142)

      Net Gain (Loss) on Investments                 ($443,654)       ($21,438)

  Increase (Decrease) in Net Assets
    Resulting From Operations                        ($463,202)       ($26,664)

  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)


                                                     Conservative        Growth
                                                        Investors     Investors
                                                        Portfolio     Portfolio

  Investment Income (Loss):
    Dividends                                                   -             -

    Expenses:
      Mortality & Expense Risk Fees                        $1,431          $699
      Daily Adminstrative Charges                            $163           $81
                                                           $1,594          $780

        Net Investment Income (Loss)                     ($1,594)        ($780)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on Investment Activity             ($37)        ($375)
    Change in Unrealized Appreciation
      (Depreciation)                                       $3,373      ($2,809)

      Net Gain (Loss) on Investments                       $3,336      ($3,184)


  Increase (Decrease) in Net Assets
    Resulting From Operations                              $1,742      ($3,964)




                                              See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                              STATEMENT OF OPERATIONS
                 For the Year Ended December  31, 1994 (Continued)

                                                           Total       Worldwide
                                            Growth        Return   Privatization
                                         Portfolio     Portfolio       Portfolio
  Investment Income (Loss):
    Dividends                                    -             -               -

    Expenses:
      Mortality & Expense Risk Fees        $11,248          $427          $2,144
      Daily Adminstrative Charges           $1,248           $43            $214

                                           $12,496          $470          $2,358

        Net Investment Income (Loss)     ($12,496)        ($470)        ($2,358)

  Realized and Unrealized Gain (Loss)
    on Investments:

    Realized Gain (Loss) on
     Investment Activity                    $1,108         ($28)              $1
    Change in Unrealized Appreciation
      (Depreciation)                      $153,950      ($1,573)          $6,773

      Net Gain (Loss) on Investments      $155,058      ($1,601)          $6,774

  Increase (Decrease) in Net Assets
    Resulting From Operations             $142,562      ($2,071)          $4,416



                         See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                               Money
                                                              Market
                                                  Total    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)             $36,680      $38,323
       Realized Gain (Loss) on Investment
            Activity                          ($19,194)           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments    ($595,557)           --

  Increase (Decrease) in Net Assets
       Resulting from Operations             ($578,031)      $38,323

  Capital Transactions:
       Contract Deposits                    $34,923,601  $12,769,522
       Transfers Between Funds                       -- ($6,081,820)
       Transfers From (To) AIG Life        ($2,196,064) ($2,262,382)
       Administrative Charges                  ($1,474)        ($23)
       Death Benefits                        ($105,575)   ($105,575)
       Contract Withdrawals                  ($267,697)    ($17,149)
       Deferred Sales Charges                  ($3,900)           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                    $32,348,891   $4,302,573

  Total Increase (Decrease) in Net
       Assets                               $31,770,860   $4,340,896
  Net Assets, at Beginning of Year           $1,598,736      $85,516

  Net Assets, at End of Year                $33,369,596   $4,426,412


  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                               Money
                                                              Market
                                                  Total    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              $6,824         $330
       Realized Gain (Loss) on Investment
            Activity                               $246           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments       $11,768           --

  Increase (Decrease) in Net Assets
       Resulting from Operations                $18,838         $330

  Capital Transactions:
       Contract Deposits                     $1,471,184     $335,777
       Transfers Between Funds                       --   ($250,591)
       Administrative Charges                  ($4,569)           --
       Contract Withdrawals                       ($90)           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $1,466,525      $85,186

  Total Increase (Decrease) in
       Net Assets                            $1,485,363      $85,516
  Net Assets, at Beginning of Year             $113,373           --

  Net Assets, at End of Year                 $1,598,736      $85,516



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                Premier     Growth &
                                                 Growth       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($11,079)      $14,638
       Realized Gain (Loss) on Investment
            Activity                             $4,147       $2,879
       Change in Unrealized Appreciation
            (Depreciation) of Investments     ($21,343)    ($79,392)

  Increase (Decrease) in Net Assets
       Resulting from Operations              ($28,275)    ($61,875)

  Capital Transactions:
       Contract Deposits                     $1,647,838   $3,463,022
       Transfers Between Funds                 $457,808   $1,436,775
       Transfers From (To) AIG Life             $15,998      $21,514
       Administrative Charges                    ($168)       ($291)
       Death Benefits                                --           --
       Contract Withdrawals                   ($15,667)    ($73,276)
       Deferred Sales Charges                    ($380)     ($1,208)

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $2,105,429   $4,846,536

  Total Increase (Decrease) in Net
       Assets                                $2,077,154   $4,784,661
  Net Assets, at Beginning of Year             $192,615     $333,025

  Net Assets, at End of Year                 $2,269,769   $5,117,686



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                   1993
                                                Premier     Growth &
                                                 Growth       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              ($515)       ($744)
       Realized Gain (Loss) on Investment
            Activity                                 --         $120
       Change in Unrealized Appreciation
            (Depreciation) of Investments        $4,529       $4,110

  Increase (Decrease) in Net Assets
       Resulting from Operations                 $4,014       $3,486

  Capital Transactions:
       Contract Deposits                       $161,568     $280,031
       Transfers Between Funds                  $27,033      $41,585
       Administrative Charges                        --       ($694)
       Contract Withdrawals                          --         ($6)

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                       $188,601     $320,916

  Total Increase (Decrease) in Net
       Assets                                  $192,615     $324,402
  Net Assets, at Beginning of Year                   --       $8,623

  Net Assets, at End of Year                   $192,615     $333,025


  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                 Inter-   Short-Term
                                               national Multi-Market
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($14,680)       $8,211
       Realized Gain (Loss) on Investment
            Activity                             $4,498           86
       Change in Unrealized Appreciation
            (Depreciation) of Investments     ($68,691)    ($32,855)

  Increase (Decrease) in Net Assets
       Resulting from Operations              ($78,873)    ($24,558)

  Capital Transactions:
       Contract Deposits                     $3,606,659     $346,929
       Transfers Between Funds               $1,074,155     $440,344
       Transfers From (To) AIG Life             $24,038           --
       Administrative Charges                    ($286)        ($77)
       Death Benefits                                --           --
       Contract Withdrawals                   ($56,095)     ($3,990)
       Deferred Sales Charges                  ($1,165)           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $4,647,306     $783,206

  Total Increase (Decrease) in Net
       Assets                                $4,568,433     $758,648
  Net Assets, at Beginning of Year             $220,959     $149,394

  Net Assets, at End of Year                 $4,789,392     $908,042


  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                 Inter-   Short-Term
                                               national Multi-Market
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              ($337)       $1,713
       Realized Gain (Loss) on Investment
            Activity                                 --          $30
       Change in Unrealized Appreciation
            (Depreciation) of Investments        $3,185       $1,630

  Increase (Decrease) in Net Assets
       Resulting from Operations                 $2,848       $3,373

  Capital Transactions:
       Contract Deposits                       $164,265      $90,971
       Transfers Between Funds                  $53,846       $6,147
       Administrative Charges                        --     ($1,586)
       Contract Withdrawals                          --        ($43)

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                       $218,111      $95,489

  Total Increase (Decrease) in Net
       Assets                                  $220,959      $98,862
  Net Assets, at Beginning of Year                   --      $50,532

  Net Assets, at End of Year                   $220,959     $149,394



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                Global    U.S. Gov't       Global
                                                  Bond    High Grade Dollar Gov't
                                             Portfolio     Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)            $27,561       $19,721     ($3,543)
       Realized Gain (Loss) on Investment
            Activity                          ($5,329)     ($10,894)          $47
       Change in Unrealized Appreciation
            (Depreciation) of Investments    ($45,024)     ($42,340)    ($15,791)

  Increase (Decrease) in Net Assets
       Resulting from Operations             ($22,792)     ($33,513)    ($19,287)

  Capital Transactions:
       Contract Deposits                      $553,883    $2,242,232     $556,089
       Transfers Between Funds                $165,632      $421,682     $160,981
       Transfers From (To) AIG Life                 --      ($2,455)    ($16,815)
       Administrative Charges                   ($130)        ($368)           --
       Death Benefits                               --            --           --
       Contract Withdrawals                  ($20,050)     ($18,733)     ($5,486)
       Deferred Sales Charges                   ($772)        ($375)           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                      $698,563    $2,641,983     $694,769

  Total Increase (Decrease) in Net
       Assets                                 $675,771    $2,608,470     $675,482
  Net Assets, at Beginning of Year            $207,211      $410,016           --

  Net Assets, at End of Year                  $882,982    $3,018,486     $675,482


  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                Global    U.S. Gov't       Global
                                                  Bond    High Grade Dollar Gov,t
                                             Portfolio     Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)             $7,236        ($859)           --
       Realized Gain (Loss) on Investment
            Activity                               $96            --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments       $2,173      ($3,859)           --

  Increase (Decrease) in Net Assets
       Resulting from Operations                $9,505      ($4,718)           --

  Capital Transactions:
       Contract Deposits                      $118,132      $320,440           --
       Transfers Between Funds                 $27,686       $94,294
       Administrative Charges                 ($2,289)            --           --
       Contract Withdrawals                      ($41)            --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                      $143,488      $414,734           --

  Total Increase (Decrease) in Net
       Assets                                 $152,993      $410,016           --
  Net Assets, at Beginning of Year             $54,218            --           --

  Net Assets, at End of Year                  $207,211      $410,016           --



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                               N. Amer.      Utility
                                                  Gov't       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($19,548)     ($5,226)
       Realized Gain (Loss) on Investment
            Activity                          ($16,961)       $1,704
       Change in Unrealized Appreciation
            (Depreciation) of Investments    ($426,693)    ($23,142)

  Increase (Decrease) in Net Assets
       Resulting from Operations             ($463,262)    ($26,664)

  Capital Transactions:
       Contract Deposits                     $3,241,845   $1,022,214
       Transfers Between Funds                 $233,697     $109,771
       Transfers From (To) AIG Life                  --           --
       Administrative Charges                        --           --
       Death Benefits                                --           --
       Contract Withdrawals                   ($47,274)     ($4,223)
       Deferred Sales Charges                        --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $3,428,268   $1,127,762

  Total Increase (Decrease) in Net
       Assets                                $2,965,066   $1,101,098
  Net Assets, at Beginning of Year                   --           --

  Net Assets, at End of Year                 $2,965,066   $1,101,098



  See Notes To Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                               N. Amer.      Utility
                                                  Gov't       Income
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                  --           --
       Realized Gain (Loss) on Investment
            Activity                                 --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments            --           --

  Increase (Decrease) in Net Assets
       Resulting from Operations                     --           --

  Capital Transactions:
       Contract Deposits                             --           --
       Transfers Between Funds                       --           --
       Administrative Charges                        --           --
       Contract Withdrawals                          --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                             --           --

  Total Increase (Decrease) in Net
       Assets                                        --           --
  Net Assets, at Beginning of Year                   --           --

  Net Assets, at End of Year                         --           --



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                           Conservative       Growth
                                              Investors    Investors
                                              Portfolio    Portfolio



  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)            ($1,594)       ($780)
       Realized Gain (Loss) on Investment
            Activity                              ($37)       ($375)
       Change in Unrealized Appreciation
            (Depreciation) of Investments        $3,373     ($2,809)

  Increase (Decrease) in Net Assets
       Resulting from Operations                 $1,742     ($3,964)

  Capital Transactions:
       Contract Deposits                       $549,380     $222,714
       Transfers Between Funds                  $79,401      $70,532
       Transfers From (To) AIG Life                  --           --
       Administrative Charges                        --           --
       Death Benefits                                --           --
       Contract Withdrawals                      ($542)           --
       Deferred Sales Charges                        --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                       $628,239     $293,246

  Total Increase (Decrease) in Net
       Assets                                  $629,981     $289,282
  Net Assets, at Beginning of Year                   --           --

  Net Assets, at End of Year                   $629,981     $289,282



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                           Conservative       Growth
                                              Investors    Investors
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)              $   --       $  --
       Realized Gain (Loss) on Investment
            Activity                                 --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments            --           --

  Increase (Decrease) in Net Assets
       Resulting from Operations                     --           --

  Capital Transactions:
       Contract Deposits                             --           --
       Transfers Between Funds                       --           --
       Administrative Charges                        --           --
       Contract Withdrawals                          --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transact                                 --           --

  Total Increase (Decrease) in Net
       Assets                                        --           --
  Net Assets, at Beginning of Year                   --           --

  Net Assets, at End of Year                     $   --       $   --



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                   1994
                                                               Total
                                                 Growth       Return
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)           ($12,496)       ($470)
       Realized Gain (Loss) on Investment
            Activity                             $1,108        ($28)
       Change in Unrealized Appreciation
            (Depreciation) of Investments      $153,950     ($1,573)

  Increase (Decrease) in Net Assets
       Resulting from Operations               $142,562     ($2,071)

  Capital Transactions:
       Contract Deposits                     $3,506,333     $294,209
       Transfers Between Funds               $1,230,919      $43,406
       Transfers From (To) AIG Life             $24,038           --
       Administrative Charges                    ($131)           --
       Death Benefits                                --           --
       Contract Withdrawals                    ($4,434)       ($674)
       Deferred Sales Charges                        --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                     $4,756,725     $336,941

  Total Increase (Decrease) in Net
       Assets                                $4,899,287     $334,870
  Net Assets, at Beginning of Year                   --           --

  Net Assets, at End of Year                 $4,899,287     $334,870



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                                   1993
                                                               Total
                                                 Growth       Return
                                              Portfolio    Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                  --           --
       Realized Gain (Loss) on Investment
            Activity                                 --           --
       Change in Unrealized Appreciation
            (Depreciation) of Investments            --           --

  Increase (Decrease) in Net Assets
       Resulting from Operations                     --           --

  Capital Transactions:
       Contract Deposits                             --           --
       Transfers Between Funds                       --           --
       Administrative Charges                        --           --
       Contract Withdrawals                          --           --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                             --           --

  Total Increase (Decrease) in Net
       Assets                                        --           --
  Net Assets, at Beginning of Year                   --           --

  Net Assets, at End of Year                         --           --



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1994
                                                            Worldwide
                                                        Privatization
                                                            Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                          ($2,358)
       Realized Gain (Loss) on Investment
            Activity                                               $1
       Change in Unrealized Appreciation
            (Depreciation) of Investments                      $6,773

  Increase (Decrease) in Net Assets
       Resulting from Operations                               $4,416

  Capital Transactions:
       Contract Deposits                                     $900,732
       Transfers Between Funds                               $156,717
       Transfers From (To) AIG Life                                --
       Administrative Charges                                      --
       Death Benefits                                              --
       Contract Withdrawals                                    ($104)
       Deferred Sales Charges                                      --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                                   $1,057,345

  Total Increase (Decrease) in Net
       Assets                                              $1,061,761
  Net Assets, at Beginning of Year                                 --

  Net Assets, at End of Year                               $1,061,761



  See Notes to Financial Statements

                             AIG LIFE INSURANCE COMPANY
                                     (AIG LIFE)

                         STATEMENT OF CHANGES IN NET ASSETS
            For the Years Ended December 31, 1994 and December 31, 1993

                                        1993
                                                            Worldwide
                                                        Privatization
                                                            Portfolio


  Increase (Decrease) in Net Assets
  Operations:
       Net Investment Income (Loss)                            $   --
       Realized Gain (Loss) on Investment
            Activity                                               --
       Change in Unrealized Appreciation
            (Depreciation) of Investments                          --

  Increase (Decrease) in Net Assets
       Resulting from Operations                                   --

  Capital Transactions:
       Contract Deposits                                           --
       Transfers Between Funds                                     --
       Administrative Charges                                      --
       Contract Withdrawals                                        --

       Increase (Decrease) in Net Assets
            Resulting from Capital
            Transactions                                           --

  Total Increase (Decrease) in Net
       Assets                                                      --
  Net Assets, at Beginning of Year                                 --

  Net Assets, at End of Year                                   $   --



  See Notes to Financial Statements

  AIG LIFE INSURANCE COMPANY
  (AIG LIFE)
  VARIABLE ACCOUNT I

                   NOTES TO FINANCIAL STATEMENTS

  1. History

  Variable Account I (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Companv (the "Company"), a subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual deferred variable annuity contracts and group deferred variable annuity contracts (the "contracts"). The Account invests in shares of Alliance Variable Products Series Fund. Inc. (the "Fund''). The Fund consists of fifteen series: Money Market Portfolio; Short-Term Multi-Market Portfolio; Premier Growth Portfolio (formerly the Growth Portolio); Growth and Income Portfolio; International Portfolio; Global Bond Portfolio: U.S. Government/High Grade Securities Portfolio; Global Dollar Government Portfolio; North American Government Portfolio; Utility Income Portfolio; Conservative Investors Portfolio; Growth Investors Portfolio; Growth Portfolio; Total Return Portfolio; and Worldwide Privatization Portfolio. The Account invests in shares of other funds which are not available to these contracts.

  On June 22,1992, the initial investment was made in the Fund.

  The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

  In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions. interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

  2. Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

  A. Investment Valuation--The investment in the Fund is stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last working day of the year by the Fund.

  B. Accounting for Investments--Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT I

             NOTES TO FINANCIAL STATEMENTS (Continued)

  C. Federal Income Taxes--The Companv is taxed under federal law as a life insurance company. The Account is part of the Companv's total operations and is not taxed separately. Under existing federal law. no taxes are payable on investment income and realized capital gains of the Account.


  3. Contract Charges

  Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to 1.25% of the value of the contracts.

  An annual administrative expense charge of $30 is assessed against each contract on its anniversary date bv surrendering units. Daily charyes for administrative expenses are assessed through the daily unit value calculation and are equivalent on an annual basis to 0.15% of the value of the contracts.

  The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years there will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 6% of the contract value subject to a maximum of 9% of purchase payments.

  Certain  states  impose  premium  taxes  upon  contracts.   The
  Companv intends, except in Pennsylvania, to advance premium taxes due until the contract is surrendered or annuitized.

                     AIG LIFE INSURANCE COMPANY
                             (AIG LIFE)
                         VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (Continued)

  4. Purchases of Investments

  For the Year Ended December 31, 1994, investment activity in the Fund was as follows:


                                               Cost Of      Proceeds
   Shares of                                 Purchases    From Sales

   Alliance Variable Products Series Fund, Inc.:
    Money Market Portfolio ................$ 11,080,085   $6,763,878
    Premier Growth Portfolio ..............   2,345,751      257,683
    Growth & Income Portfolio ............   4,956,639        98,568
    International Portfolio ...............   4,705,426       77,095
    Short-Term Multi-Market Portfolio .....     891,499       99,428
    Global Bond Portfolio ................     794,179        67,109
    U.S. Government/High Grade
     Securties Portfolio ..................   2,858,253      193,599
    Global Dollar Government Porttolio ...     699,038         7,062
    North American Government Portfolio ....    3,931,308    518,821
    Utility Income Portfolio ..............   1,173,929       50,176
    Conservative Investors Portfolio .....     647,081        19,804
    Growth Investors Portfolio ............     311,192       18,434
    Growth Portfolio .....................   4,790,036        40,898
    Total Return Portfolio ................     337,615          943
    Worldwide Privatizalion Portfolio ....   1,056,582           474


   For the Year Ended December 31, 1993, investment activity in the Fund was as follows:


                                               Cost Of      Proceeds
   Shares of                                 Purchases    From Sales

   Alliance Variable Products Series Fund, Inc.:


    Money Market Porttolio ................    301,287      $215,758
    Premium Growth Portfolio .............     188,138            40
    Growth & Income Portfolio ............     320,939           764
    International Portfolio ..............     217,795
    Short-Term Multi-Market Portfolio ....      99,290         2,080
    Global Bond Portfolio ................     154,374         3,606
    U.S. Government/High Grade
      Securities Portfolio ...............     413,890
    Global Dollar Government Portfolio
    North American Government Portfolio .
    Utility Income Portfolio
    Conservative Investors Portfolio
    Growth Investors Portfolio
    Growth Portfolio
    Total Return Portfolio
    Worldwide Privatization Portfolio


                        AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (Continued)

   5.  Net Increase (Decrease) in Accumulation Units
   For the year ended December 31, 1994, transactions in accumulation units of the account wre as follows:

                                           Money         Premier
                                          Market         Growth
                                         Portfolio      Portfolio
   Units Purchased ...................  1,253,525.78     133,628.57
   Units Withdrawn ...................    (12,144.37)     25,335.12
   Units Transferred Between Funds ...   (596,866.46)     44,994.43
   Units Transferred From (To) AIG Life  (221,682.29)       1,485.94
   Net Increase (Decrease) ...........    422,832.66     205,444.06
   Units, at Beginning of the Year ...      8,487.20      18,106.16

   Units, at End of the Year..........    431,319.86     223,550.22

   Unit Value at December 31, 1994 ...         10.26          10.15

                                          Global       U.S. Gov't
                                           Bond         High Grd
                                         Portfolio      Portfolio
   Units Purchased ...................     51,641.68     236,854.06
   Units Withdrawn ...................     (2,053.41)     (2,051.82)
   Units Transferred Between Funds ...     17,440.44      44,808.47
   Units Transferred From (To) AIG Life          ---        (246.52)

   Net Increase (Decrease) ...........     67,028.71     279,364.19
   Units, at Beginning of the Year ...     18,846.45      41,210.45

   Units, at End of the Year..........     85,875.16     320,574.64

   Unit Value at December 31, 1994 ...         10.28           9.42

                                       Conservative      Growth
                                         Investors      Investors
                                         Portfolio      Portfolio
   Units Purchased ...................     54,961.06      22,423.69
   Units Withdrawn ...................        (54.36)          0.00
   Units Transferred Between Funds ...      7,961.32       7,069.09
   Units Transferred From (To) AIG Life       -              -

   Net Increase (Decrease) ...........     62,868.02      29,492.78
   Units, at Beginning of the Year ...       -              -

   Units, at End of the Year..........     62,868.02      29,492.78

   Unit Value at December 31, 1994 ...         10.02           9.81

                        AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (Continued)

   5.  Net Increase (Decrease) in Accumulation Units
   For the year ended December 31, 1994, transactions in accumulation units of the account were as follows:

                                         Growth &        Inter-
                                         Income          national
                                         Portfolio      Portfolio
   Units Purchased ...................    293,863.02     330,309.00
   Units Withdrawn ...................     (6,362.95)     (5,300.66)
   Units Transferred Between Funds ...    124,937.97      98,563.29
   Units Transferred From (To) AIG Life    (1,799.54)       2,118.64

   Net Increase (Decrease) ...........    410,638.50     425,690.27
   Units, at Beginning of the Year ...     28,041.82      21,717.14

   Units, at End of the Year..........    438,680.32     447,407.41

   Unit Value at December 31, 1994 ...         11.67          10.71

                                          Global         N.Amer.
                                       Dollar Gov't       Gov't
                                         Portfolio      Portfolio
   Units Purchased ...................     55,570.67     323,491.81
   Units Withdrawn ...................       (548.46)     (4,776.54)
   Units Transferred Between Funds ...     14,298.61      23,764.08
   Units Transferred From (To) AIG Life      -            (1,661.99)

   Net Increase (Decrease) ...........     69,320.82     340,817.36
   Units, at Beginning of the Year ...       -              -

   Units, at End of the Year..........     69,320.82     340,817.36

   Unit Value at December 31, 1994 ...          9.74           8.70

                                                          Total
                                          Growth         Return
                                         Portfolio      Portfolio
   Units Purchased ...................    345,193.44      30,324.65
   Units Withdrawn ...................       (451.59)        (69.77)
   Units Transferred Between Funds ...    120,661.01       4,429.65
   Units Transferred From (To) AIG Life     2,285.20        -

   Net Increase (Decrease) ...........    467,688.06      34,684.53
   Units, at Beginning of the Year ...       -              -

   Units, at End of the Year..........    467,688.06      34,684.53

   Unit Value at December 31, 1994 ...         10.48           9.65

                        AIG LIFE INSURANCE COMPANY
                              VARIABLE ACCOUNT I
             NOTES TO FINANCIAL STATEMENTS (continued)

   5.  Net Increase (Decrease) in Accumulation Units
   For the year ended December 31, 1994, transactions in accumulation units of the account were as follows:

                                        Short-Term
                                       Multi-Market
                                         Portfolio
   Units Purchased ...................     33,870.97
   Units Withdrawn ...................       (396.00)
   Units Transferred Between Funds ...     47,731.06
   Units Transferred From (To) AIG Life       -

   Net Increase (Decrease) ...........     81,206.03
   Units, at Beginning of the Year ...     14,511.57

   Units, at End of the Year..........     95,717.60

   Unit Value at December 31, 1994 ...          9.49

                                          Utility
                                          Income
                                         Portfolio
   Units Purchased ...................    101,066.47
   Units Withdrawn ...................       (419.79)
   Units Transferred Between Funds ...     10,957.34
   Units Transferred From (To) AIG Life       -

   Net Increase (Decrease) ...........    111,604.02
   Units, at Beginning of the Year ...       -

   Units, at End of the Year..........    111,604.02

   Unit Value at December 31, 1994 ...          9.87


                                           World
                                       Privatization
                                         Portfolio
   Units Purchased ...................     90,029.57
   Units Withdrawn ...................        (10.37)
   Units Transferred Between Funds ...     15,654.88
   Units Transferred From (To) AIG Life       -

   Net Increase (Decrease) ...........    105,674.08
   Units, at Beginning of the Year ...       -

   Units, at End of the Year..........    105,674.08

   Unit Value at December 31, 1994 ...         10.05










































                   Coopers & Lybrand [Letterhead]


                  REPORT OF INDEPENDENT ACCOUNTANT

  To the Contract Owners of
  AIG Life Insurance Company
  Variable Account I

  We have audited the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I
  (the "Account") comprising the Money Market, Premier Growth,
  Growth and Income, Intemational, ShortTerm Multi-Market,
  Global Bond, U.S. Government/High Grade Securities.  Global
  Dollar Government, North American Government, Utility Income,
  Conservative Investors, Growth Investors, Growth, Total
  Return, and Worldwide Privatization Subaccounts, as of
  December 31, 1994, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended.
  These financial statements are the responsibility of the management of Variable Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held by the custodian at Decembcr 31, 1994. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company Variable Account I as of December 31, 1994, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

  COOPERS & LYBRAND L.L.P.

  2400 Eleven Penn Center
  Philadelphia, Pennsylvania
  February 13, 1995





















                     AIG LIFE INSURANCE COMPANY
                   (a wholly-owned subsidiary of
                 American International Group, Inc.)













              REPORT ON AUDITS OF FINANCIAL STATEMENTS

        FOR THE YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992


























                 REPORT OF INDEPENDENT ACCOUNTANTS


  To the Stockholders and Board of Directors
  AIG Life Insurance Company:


  We have audited the accompanying balance sheets of AIG Life
  Insurance Company (a wholly-owned subsidiary of American
  International Group, Inc.) as of December 31, 1994 and 1993, and the related statements of income, stockholders' equity and cash flows for each of the three years in the period ended
  December 31, 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company as of December 31, 1994 and 1993, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1994, in conformity with generally accepted accounting principles.

  As discussed in Note 1 (h) to the financial statements, the Company changed in 1993, its method of accounting for investments in certain fixed maturity securities, and in 1992, its method of accounting for income taxes.



  COOPERS & LYBRAND L.L.P.


  2400 Eleven Penn Center
  Philadelphia, Pennsylvania
  February 22, 1995










                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS
                                   (in thousands)


                                                                  December 31,

                                                              1994          1993

  Assets

  Investments and cash:
    Fixed maturities:
    Bonds available for sale, at market value           $1,308,564    $1,291,394
    (cost: 1994 $1,337,720;  1993 - $1,182,771)
  Equity securities:
    Common stock
    (cost: 1994 - $1,670;  1993 - $1,670)                    2,113         1,820
    Non-redeemable preferred stocks,
    (cost: 1994 - $2,000; 1993 - $2,000)                     2,000         2,000
  Mortgage loans on real estate, net                       177,377       141,035
  Real estate, net of accumulated depreciation of
  $1,156 in 1994; and $845 in 1993                          11,441        11,541
  Policy loans                                           1,372,224       187,769
  Other invested assets                                     62,620        50,455
  Short-term investments                                    87,120       105,481
  Cash                                                       4,368         3,689

    Total investments and cash                           3,027,827     1,795,184


  Amounts due from related parties                           6,610         4,569
  Investment income due and accrued                        116,449        34,426
  Premium and insurance balances receivable - net           20,476        27,412
  Reinsurance assets                                       207,626       212,950
  Deferred policy acquisition costs                         54,474        39,568
  Deferred income taxes                                     24,379          -
  Separate and variable accounts                            83,718        56,563
  Other assets                                               2,909         2,529


    Total assets                                        $3,544,468    $2,173,201


  See accompanying notes to financial statement

                             AIG LIFE INSURANCE COMPANY
                                   BALANCE SHEETS

                        (in thousands, except share amounts)

                                                                  December 31,

                                                              1994          1993

  Liabilities

    Policyholders' funds on deposit                     $2,525,030    $1,140,426
    Future policy benefits                                 483,211       519,118
    Reserve for unearned premiums                           48,591        31,382
    Policy and contract claims                             114,608        54,192
    Reserve for commissions, expenses and taxes             33,991        10,936
    Insurance balances payable                              19,168        14,207
    Deferred income taxes                                   24,785
    Amounts due to related parties                          12,376        12,458
    Federal income tax payable                              13,349        10,641
    Separate and variable accounts                          74,076        48,420
    Other liabilities                                       22,111        68,771

    Total liabilities                                    3,346,511     1,935,336

    Commitments and contingencies

    Stockholders' Equity

    Common stock, $5 par value; 1,000,000 shares
    authorized; 976,703 shares issued and
    outstanding                                              4,884         4,884
    Additional paid-in capital                             123,283       123,283
    Unrealized (depreciation) appreciation of
    investments, net of taxes of
    ($8,093) in 1994 and $21,624 in 1993                  (15,029)        40,159
    Retained earnings                                       84,819        69,539

    Total stockholders' equity                             197,957       237,865


    Total liabilities and stockholders' equity          $3,544,468    $2,173,201


    See accompanying notes to financial statements.

                             AIG LIFE INSURANCE COMPANY
                                STATEMENTS OF INCOME
                                   (in thousands)

                                                                                Years ended December 31,

                                                         1994       1993     1992

  Revenues:
    Premiums                                         $265,990   $168,547 $142,539
    Net investment income                             238,899    137,108  124,001
    Realized capital gains                              1,953      9,280    9,432

    Total revenues                                    506,842    314,935  275,972


    Benefits and expenses:
     Benefits to policyholders                        196,175    135,309  105,665
     Increase in future policy benefits
    and policyholders' funds on deposit               158,935     81,908   88,479
     Acquisition and insurance expenses               127,941     87,126   71,633

    Total benefits and expense                        483,051    304,343  265,777


    Income before income taxes and
    cumulative effect of accounting change             23,791     10,592   10,195


    Income taxes (benefits):
    Current                                            27,958     23,425    6,391
    Deferred                                         (19,447)   (20,991)  (3,143)

    Total income taxes                                  8,511      2,434    3,248


    Income before cumulative effect of
    accounting change                                  15,280      8,158    6,947


    Cumulative effect of accounting change                  -          -    5,944


    Net income                                        $15,280     $8,158  $12,891


    See accompanying notes to financial

                             AIG LIFE INSURANCE COMPANY
                         STATEMENTS OF STOCKHOLDERS' EQUITY

                                   (in thousands)


                                                                   Years ended  December 31,

                                                    1994       1993          1992

  Common stock

    Balance at beginning of year                  $4,884     $4,884        $4,884

    Balance at end of year                         4,884      4,884         4,884


    Additional paid-in capital

     Balance at beginning of year                123,283     98,283        98,283
     Capital contribution                              -     25,000            -

    Balance at end of year                       123,283    123,283        98,283


    Unrealized appreciation (depreciation)
     of investments, net of taxes
     Balance at beginning of year                 40,159        146           232
     Change during year                         (84,904)       (60)         (131)
     Deferred income tax  benefit on changes      29,716         19            45
     Cumulative effect of accounting change,
    net of taxes of $21,568                            -     40,054            -

    Balance at end of year                      (15,029)     40,159           146


    Retained earnings
     Balance at beginning of year                 69,539     61,381        48,490
     Net income                                   15,280      8,158        12,891

    Balance at end of year                        84,819     69,539        61,381


    Total stockholders' equity                  $197,957   $237,865      $164,694


    See accompanying notes to financial statements.

                             AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF CASH FLOWS

                                   (in thousands)

                                                                   Years ended December 31

                                                    1994       1993          1992

    Cash flows from operating activities:
     Net income                                 $15,280     $8,158        $12,891

     Adjustments to reconcile net income
    to net cash provided by operating
    activities:
    Non-cash revenues, expenses, gains
    and losses included in income:
    Change in insurance reserves                  88,718     40,597        13,260
    Change in premiums and insurance
    balances
    receivable and payable - net                  11,668      (154)           604
    Change in reinsurance assets                   5,553      4,201         9,824
    Change in deferred policy
    acquisition costs                           (14,906)      (462)         3,584
    Change in investment income
    due and accrued                             (82,023)   (14,070)         3,989
    Realized capital gains                       (1,953)    (9,280)       (9,432)
    Change in current and  deferred
    income taxes                                (16,739)   (18,513)       (8,658)
    Change in reserves for commissions,
    expense                                       23,055      5,406           506
    Change in other assets and
    liabilities - n                              (2,479)    (1,061)       (4,018)
    Total adjustments                             10,894      6,664         9,659
    Net cash provided by operating
    activities                                    26,174     14,822        22,550

    Cash flows from investing activities:
     Cost of fixed maturities, at amortized cost,      -          -       341,817
     Cost of fixed maturities, at amortized cost,
    matured or redeemed                                -          -        82,140
     Cost of fixed maturities, at market  sold    19,392     61,551            -
     Cost of fixed maturities, at market  matured 85,628    154,564            -
     Cost of equity securities sold                2,930      1,010
     Realized capital gains                        3,176     11,925        12,310
     Purchase of fixed maturities              (252,964)  (304,771)     (277,502)
     Purchase of equity securities               (2,757)    (2,798)
     Mortgage loans granted                     (53,977)   (19,428)      (13,899)
     Repayments of mortgage loans                 16,464     22,623           807







     Change in policy loans                  (1,184,455)  (150,953)      (23,646)
     Change in short-term investments             18,361   (93,752)        21,359
     Change in other invested assets             (6,652)    (7,132)       (2,073)
     Other - net                                 (1,309)    (3,079)       (2,348)
    Net cash (used in) provided by
    investing activities                     (1,356,336)  (328,279)       137,177

    Cash flows from financing activities:
     Change in policyholders' funds  on deposit1,330,841    290,443        34,320
     Change in reinsurance assets                      -          -     (192,917)
     Proceeds from capital contribution                -     25,000            -
    Net cash provided by (used in)
    financing activities                       1,330,841    315,443     (158,597)

    Change in cash                                   679      1,986         1,130
    Cash at beginning of year                      3,689      1,703           573
    Cash at end of year                           $4,368     $3,689        $1,703


  See accompanying notes to financial statements.

                     AIG LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS

  1.   Summary of Significant Accounting Policies

  (a) Basis of Presentation: AIG Life Insurance Company (the Company) is a wholly-owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles. Certain accounts have been reclassified in the 1993 and 1992 financial statements to conform to their 1994 presentation. The Company also files financial
       statements   prepared   in   accordance   with   statutory
       practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with generally accepted accounting principles differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale, at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using NAIC formulas are set up for regulatory purposes.

  (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at market value. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMO's are treated as yield adjustments over the estimated life. Common and non-redeemable preferred stocks are carried at market value. Short-term investments are carried at cost, which approximates market.

       Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected in stockholders' equity, net of any related deferred income taxes.

       Realized  capital  gains  and  losses  are  determined  by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge would be reflected in income for the difference between amortized cost and estimated net realizable value.

  (b)  Investments:

       Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans.

       Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated.

       Policy   loans  are   carried  at  the   aggregate  unpaid
       principal balance.

       Other invested assets consist primarily of limited partnership interests which are carried at market value. Unrealized gains and losses from the revaluation of these investments are reflected in stockholders' equity, net of any related taxes. Also included in this category is an interest rate cap agreement, which is carried at its unamortized cost. The cost of the cap is being amortized against investment income on a straight line basis over the life of the cap.

  (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

  (d)  Premium  Recognition and  Related  Benefits  and Expenses:
       Premiums on traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums.
       Estimates of premiums due but not yet collected are accrued. Benefits and expenses are associated with earned  premiums  on  long-duration  contracts  so  as  to result in a level recognition of profits over the anticipated life of the contracts.

  (d)  Premium Recognition and Related Benefits and Expenses:

       Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

       The   liability    for   future    policy   benefits   and
       policyholders' contract deposits is established using assumptions described in Note 4.

  (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

  (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

  (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

  (h)  Accounting Standards:

  (i)  Standards Adopted in 1994:

       In November of 1992, FASB issued Statement of Financial Accounting Standards No. 112 "Employers' Accounting for Postemployment Benefits" (FASB 112). FASB 112 established accounting standards for employers who provide benefits to former or inactive employees after employment but before retirement. FASB 112 was adopted effective January 1, 1994, and had no significant effect on the Company's results of operations, financial condition or liquidity.

       In   May  1993,   FASB  issued   Statement  of   Financial
       Accounting Standards No. 114 "Accounting by Creditors for Impairment of a Loan" (FASB 114). FASB 114 addresses the accounting by all creditors for impairment of certain loans. The impaired loans are to be measured at the present value of all expected future cash flows. The present value may be determined by discounting the expected future cash flows at the loan's effective rate or valued at the loan's observable market price or valued at the fair value of the collateral if the loan is collateral dependent.

       In October 1994, FASB issued Statement of Financial Accounting Standards No. 118 "Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures" (FASB 118). FASB 118 amends FASB 114 to allow a creditor to use existing methods to recognize interest income on an impaired loan. FASB 118 also amends certain disclosure requirements of FASB 114. The Company adopted FASB 114 and 118 effective December 31, 1994. The adoption of these statements did not cause any significant impact on the Company's results of operations, financial condition or liquidity.

       In October 1994, FASB issued Statement of Financial Accounting Standards No. 119 "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments" (FASB 119). FASB 119 requires disclosure about derivative financial instruments and amends FASB

       Statement No. 105 "Disclosure of Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk" (FASB 105) and FASB Statement No. 107 "Disclosure about Fair Value of Financial Instruments".

       FASB 119 requires disclosure about the amounts, nature and terms of derivatives that are not subject to FASB
       105. Also, FASB 119 requires disclosure about financial instruments held or issued for trading purposes and purposes other than trading. This statement was adopted by the Company effective December 31, 1994.

  (ii) Standards Adopted Prior to 1994:

       In 1990, FASB issued Statement of Financial Accounting Standards No. 106 "Employers' Accounting for Postretirement Benefits Other Than Pensions" (FASB 106). FASB 106 establishes accounting for postretirement benefits, principally postretirement health care and life insurance benefits. It requires accrual accounting for postretirement benefits during the years that an employee renders services. FASB 106 has been adopted by the Parent effective January 1, 1992. The transition liability was recognized by the Parent immediately at adoption as a change in accounting principle. The transition liability and the cumulative effect of this accounting change was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent, and therefore, are not presented herein.

  (ii) Standards Adopted Prior to 1994:

       In 1992, FASB issued Statement of Financial Accounting Standards No. 109 "Accounting for Income Taxes" (FASB
       109). FASB 109's objectives are to recognize (a) the amount of taxes payable or refundable for the current year and (b) deferred tax liabilities and assets for expected future tax consequences of events that have been recognized in the financial statements or tax returns. The measurement of a deferred tax asset is subject to the expectation of future realization. The Company adopted FASB 109, effective January 1, 1992. The cumulative effect of adopting FASB 109 was a benefit of $5,944,000.

       At January 1, 1993, the Company adopted Statement of Accounting Standards No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" (FASB 113). This statement specifies the accounting for the reinsuring (ceding) of insurance contracts and eliminates the reporting of assets and liabilities net of the effects of reinsurance. As required by FASB 113, the reserves unearned premiums and future policy benefits for life and accident and health insurance contracts have been presented gross of ceded reinsurance. A reinsurance asset was established to include the aforementioned ceded reinsurance balances. FASB 113 also establishes the conditions required for a contract with a reinsurer to be accounted for as reinsurance ceded and prescribes accounting and reporting standards for the contracts. There has been no effect on operating income upon adoption of FASB 113.

       In  May  1993, the  Financial  Accounting  Standards Board
       (FASB) issued Statement of Accounting Standards No. 115 "Accounting for Certain Investments on Debt and Equity
       Securities" (FASB 115) and the Company adopted this standard at December 31, 1993. The pretax increase in carrying value of fixed maturities available for sale as a result of marking to market was $108,623,000. A portion was recorded as a component of future policy benefits. Thus, the unrealized appreciation of investments increased $40,054,000, net of taxes of $21,568,000.

       FASB 115 addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are to be classified in three categories and accounted for as follows:

       Where an enterprise has the positive intent and ability to hold debt securities to maturity, those securities are deemed to be held to maturity securities and reported at amortized cost.

       Where an enterprise purchases debt and equity securities principally for the purpose of selling them in the near term, those securities are deemed to be trading securities and are reported at fair value, with the unrealized gains and losses included in operating income.

  (ii)  Standards Adopted Prior to 1994:

       Where debt and equity securities are not reported either as held to maturity or trading securities, those securities are deemed to be available for sale securities and reported at fair value, with unrealized gains and losses excluded from operating income and reported in a separate component of stockholders' equity.

       This statement has significantly changed and narrowed the meaning of the held to maturity category from previous generally accepted accounting principles.

  2.   Investment Information

  (a)  Statutory Deposits:  Securities with a  carrying value  of
       $2,436,000 and  $1,882,000 were  deposited by  the Company
       under  requirements   of  regulatory  authorities  as   of
       December 31, 1994 and 1993, respectively.

  (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                            Years ended December 31,
                                        1994        1993             1992
  Fixed maturities                  $109,826    $105,333         $105,751
  Equity securities                      241          52              128
  Mortgage loans                      14,655      13,289           13,655
  Real estate                            765         875              529
  Policy loans                       108,453      16,504            2,727
  Cash and short-term investments      1,679       1,112            1,041
  Other invested assets                4,070       3,384            1,723
      Total investment income        239,689     140,549          125,554

  Investment expenses                    790       3,441            1,553
       Net investment income        $238,899    $137,108         $124,001

  2.   Investment Information - (continued)

  (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation
       (depreciation) of investments for 1994, 1993 and 1992 are summarized below (in thousands):

                                Years ended December 31,

                                              1994         1993         1992
  Net realized gains (losses)
   on investments:
     Fixed maturities                     $   (10)     $  7,842     $ 10,673
     Equity securities                         442      (2,768)           40
     Mortgage loans                        (1,223)      (2,645)      (2,878)
     Other invested assets                   2,744        6,851        1,597
     Net realized gains                   $  1,953     $  9,280     $  9,432
     Net realized gains                   $  1,953     $  9,280     $  9,432

  Change in unrealized (depreciation)
   appreciation of investments:
     Fixed maturities                    ($90,779)     $      -     $      -
     Equity securities                         293         (59)          166
     Other invested assets                   5,589            -            -
     Separate account                          (7)          (1)        (297)
     Cumulative effect of accounting
      change                                     -       61,623            -
     Net change in unrealized
      (depreciation) appreciation
      of investments                     ($84,904)     $61,563      $  (131)

       Proceeds from the sale of investments in fixed maturities during 1994, 1993 and 1992 were $17,173,000, $60,715,000, and $148,868,000,  respectively.

       During  1994, 1993  and  1992, gross  gains  of  $394,000,
       $15,363,000,  and  $16,450,000,  respectively,  and  gross
       losses    of   $404,000,   $7,520,000,   and   $5,777,000,
       respectively, were realized on dispositions of fixed maturity investments.

       During  1994, 1993  and  1992, gross  gains  of  $442,000.
       $161,000, and $50,000, respectively, and gross losses of $0, $2,929,000 and $10,000, respectively, were realized on disposition of equity securities.

  2.   Investment Information - (continued)

  (d) Market Value of Fixed Maturities and Unrealized Appreciation of Investments: At December 31, 1994 and 1993, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $793,000 and $498,000 and gross losses of $349,000 and $348,000, respectively.

       The  amortized  cost   and  estimated  market  values   of
       investments in fixed maturities at December 31, 1994 and 1993 are as follows (in thousands):

                                         Gross      Gross
  1994                               Amortized Unrealized Unrealized     Market
                                          Cost      Gains     Losses      Value
  Fixed maturities:
    U.S. Government and government
      agencies and authorities      $   44,107    $ 1,588   $  1,184    $44,511
    States, municipalities and
      political subdivisions           341,338      5,799     20,614    326,523
    Foreign governments                 15,431        683        956     15,158
    All other corporate                936,844     20,536     35,008    922,372

  Total fixed maturities            $1,337,720    $28,606   $ 57,762 $1,308,564

                                         Gross      Gross
  1993                               Amortized Unrealized Unrealized     Market
                                          Cost      Gains     Losses      Value

  Fixed maturities:
    U.S. Government and government
     agencies and authorities        $  35,939   $  7,527    $    62  $  43,404
    States, municipalities and
     political subdivisions            316,406     26,915        237    343,084
    Foreign governments                 15,566      2,216        140     17,642
     All other corporate               814,860     74,202      1,798    887,264

       Total fixed maturities       $1,182,771   $110,860    $ 2,237 $1,291,394

  The  amortized  cost  and  estimated   market  value  of  fixed
  maturities, available for sale at December 31, 1994, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

  2.   Investment Information - (continued)

                                                                      Estimated
                                                Amortized                Market
                                                     Cost                 Value
  Due in one year or less                     $    33,706             $  32,971
  Due after one year through five years           267,664               261,830
  Due after five years through ten years          476,725               466,335
  Due after ten years                             559,625               547,428

                                               $1,337,720            $1,308,564

  (e) CMO's: CMO's are U.S. government and government agency backed and triple A-rated securities. In the preceding table, CMO's are included in other corporate fixed maturities. At December 31, 1994 and 1993, the market value of the CMO portfolio was $419,148,000 and $442,316,000, respectively; the estimated amortized cost was approximately $427,409,000 in 1994 and $411,205,000
       in  1993.     The  Company's  CMO  portfolio  is   readily
       marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1994.

  (f) Fixed Maturities Below Investment Grade: At December 31, 1994 and 1993, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $65,604,000 and $59,324,000, respectively, and an aggregate market value of $61,946,000 and $60,284,000, respectively.

  (g) Non-income Producing Assets: Non-income producing assets during the year were insignificant.

  (h) Investments Greater than 10% Equity: The market value of investments in the following companies and institutions exceeded 10% of the Company's total stockholder's equity at December 31, 1994 (in thousands):

       Fixed Maturities:
       Morgan Stanley Group, Incorporated        $ 35,299
       Standard Credit Card                        27,873
       Beneficial Corporation                      22,832
       GTE Corporation                             19,875

       Other Invested Assets:
       Equity Linked Investors, L.P.             $ 26,557
       Equity Linked Investors II, L.P.            35,805

  3.   Deferred Policy Acquisition Costs

       The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):

                                            Years ended December 31,

                                          1994       1993       1992
  Balance at beginning of year         $39,568    $39,106    $42,690
  Acquisition costs deferred            29,442      6,465      2,035
  Amortization charged to income      (14,536)    (6,003)    (5,619)
  Balance at end of year               $54,474    $39,568    $39,106

  4.   Future  Policy   Benefits  and   Policyholders'  Funds  on
       Deposit

  (a)  The   analysis  of   the   future  policy   benefits   and
       policyholders' funds on deposit at December 31, 1994 and 1993 follows (in thousands):

                                                                1994       1993
  Future Policy Benefits:
  Long duration contracts                                 $  476,173 $  512,654
  Short duration contracts                                     7,038      6,464
                                                          $  483,211  $ 519,118

  Policyholders' funds on deposit:
  Annuities                                               $  868,828  $ 802,081
  Universal life                                             110,376     98,494
  Guaranteed investment contracts (GICs)                      57,457     40,187
  Corporate owned life insurance                           1,483,882    195,610
  Other investment contracts                                   4,487      4,054
                                                          $2,525,030 $1,140,426

  (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life products. Short duration contract liabilities are primarily accident and health products. These long duration products generally have fixed cash values and there are no surrender charges. The liability for future policy benefits has been established based upon the following assumptions:

  4.   Future  Policy  Benefits  and   Policyholders'  Funds   on
       Deposit (continued)

  (i) Interest rates for traditional life insurance products are 9.5 percent graded to 7.0 percent over 30 years. The liability for future policy benefits for universal life insurance has been established using FASB 97 and assumes a 1.0 percent investment margin. Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from
       3.0 percent to 12.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of
       12.2 percent and grade to not greater than 7.5 percent.

  (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated 3.0 percent.

  (c) The liability for policyholders' funds on deposit has been established based on the following assumptions:

  (i) Interest rates credited on deferred annuities vary by year of issuance and range from 8.2 percent to 4.0 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 6.0 percent to 10.0 percent grading to 0 percent over a period of 7 to 10 years.

  (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.7 percent to 9.1 percent and maturities range from 2 to 7 years.

  (iii) Interest   rates   on  corporate-owned   life   insurance
        business are guaranteed at 4.0 percent and credited on average 9.7 percent on funds supported by policy loans.

  (iv) The universal life funds, exclusive of corporate owned life insurance business, have credited interest rates of
        6.0 percent  to 7.0 percent  and guarantees ranging  from
        4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 7.5 percent of the fund balance and grade off over no more than 15 years from issue.

  5.    Income Taxes

  (a) The Federal income tax rate applicable to ordinary income is 35% for 1994 and 1993 and 34% for 1992. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                              Years ended December 31,
                                   1994              1993               1992
                                 Percent           Percent            Percent
                                   of                of                  of
                                 pre-tax           pre-tax            pre-tax
                                 operating        operating          operating
                             Amount    Income Amount    Income    Amount  Income
  "Expected" income tax
    expense                    $ 8,327   35.0%   $ 3,707  35.0%  $ 3,466   34.0%
  Prior year federal
   income tax benefit                -       -   (1,404) (13.2)        -       -
  State income tax                 149     0.6         -               -       -
  Other                             35     0.2       131    1.2    (218)   (2.2)
  Actual income tax expense    $ 8,511   35.8%   $ 2,434  23.0%  $ 3,248   31.8%

  (b) The components of the net deferred tax liability were as follows (in thousands):

                                                Years ended December 31,
                                                     1994       1993
  Deferred tax assets:
     Adjustment to life reserves               $   17,703   $  1,190
     Adjustments to mortgage loans and
      investment income                             2,395      1,961
     Unrealized depreciation
      on investments                                8,093          -
     Adjustment to policy and
      contract claims                               8,200        479
     Other                                            521        440
                                                   36,912      4,070
  Deferred tax liabilities:
     Deferred policy acquisition costs         $   10,275   $  4,682
     Unrealized appreciation
      on investments                                    -     21,624
     Bond discount                                  1,906      2,059
     Other                                            352        490
                                                   12,533     28,855
     Net deferred tax (asset) liability       $  (24,379)   $ 24,785

  5.    Income Taxes (continued)

  (c) At December 31, 1994, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

  (d) Income taxes paid in 1994, 1993, and 1992 amounted to $25,052,000, $17,669,000, and $2,434,000, respectively.

  6.    Commitments and Contingencies

        The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

  7.    Fair Value of Financial Instruments

  (a) Financial Accounting Standards Board Statement No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

        The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

        Cash and short term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

  7.    Fair Value of Financial Instruments (continued)

        Fixed maturities: Fair values for fixed maturity securities carried at amortized cost or at market value are based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

        Equity securities: Fair values for equity securities were based upon quoted market prices.

        Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

        Interest  rate cap:   Fair  values for  the interest rate
        cap  were  estimated   using  values  obtained  from   an
        independent pricing service.

        Policyholders' funds on deposit: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon current interest rates on investments with maturities consistent with those remaining for the contracts being valued.

  (b)   The   fair  value  and   carrying  amounts  of  financial
        instruments is as follows (in thousands):

  7.    Fair Value of Financial Instruments (continued)

  1994                                    Fair   Carrying
                                         Value     Amount
  Cash and short-term investments   $   91,488  $  91,488
  Fixed maturities                   1,308,564  1,308,564
  Equity securities                      4,113      4,113
  Mortgage and policy loans          1,551,831  1,549,601
  Interest rate cap                        522        245

  Policyholders' funds on deposit  $ 2,524,273$ 2,525,030

  1993                                   Fair    Carrying
                                         Value     Amount

  Cash and short-term investments   $  109,170$     109,170
  Fixed maturities                   1,291,394  1,291,394
  Equity securities                      3,820      3,820
  Mortgage and policy loans            340,344    328,804
  Interest rate cap                        188        321

  Policyholders' funds on deposit  $ 1,161,954$ 1,140,426

  8.    Stockholders' Equity

  (a) The maximum stockholder dividend which can be paid without prior regulatory approval is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $10,560,000 during 1994, however, no dividends were paid during the year.

  (b)   The  Company's  stockholders'  equity  as  determined  in
        accordance with statutory accounting practices was $145,209,000 at December 31, 1994 and $101,655,000 at
        December 31, 1993. Statutory net income amounted to $47,002,000, $10,441,000, and $1,186,000 for 1994, 1993
        and 1992, respectively.

  9.    Employee Benefits

  (a) The Company participates with its affiliates in a non-contributory defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed six months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service commencing April 1, 1985 and limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1994, 1993 and 1992 were approximately $179,000,
        $248,000,  and  $177,000,  respectively.    The  Parent's
        plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1994 by $21,375,000.

  (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which provides for salary reduction contributions by employees and matching contributions by the Parent up to two percent of annual salary.

  (c) In addition to providing pension benefits, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

  (d) Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plans, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plans provide for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege.

  10.   Reinsurance

  (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

        The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 11). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                        Percentage
                                                                        of Amount
  December 31, 1994                                                      Assumed
                                  Gross       Ceded  Assumed       Net    to Net
  Life Insurance in Force   $38,375,181 $16,500,870  $19,298 $21,893,609    0.1%

  Premiums:
    Life                        130,716       7,233     (10)     123,473       -
    Accident and Health          66,026      13,949   79,810     131,887   60.5%
    Annuity                      10,630           -        -      10,630       -

  Total Premiums             $  207,372  $   21,182  $79,800  $  265,990   30.0%
                                                                        Percentage
                                                                        of Amount
  December 31, 1993                                                      Assumed
                                  Gross       Ceded  Assumed       Net    to Net

  Life Insurance in Force   $12,101,258  $1,824,238  $57,697 $10,334,717    0.6%

  Premiums:
    Life                         54,475       6,115      604      48,964    1.2%
    Accident and Health          59,363      14,777   69,388     113,974   60.9%
    Annuity                       4,985          48      672       5,609   12.0%

  Total Premiums             $  118,823   $  20,940  $70,664  $  168,547   41.9%

  10.   Reinsurance (continued)

                                                                        Percentage
                                                                        of Amount
  December 31, 1992                                                      Assumed
                                  Gross       Ceded  Assumed      Net     to Net
  Life Insurance in Force   $ 8,497,628  $1,896,283 $821,395  $7,422,740   11.1%

  Premiums:
    Life                         37,040       7,380      819      30,479    2.7%
    Accident and Health          58,736      17,042   58,256      99,950   58.3%
    Annuity                      10,669           -    1,441      12,110   11.9%

  Total Premiums             $  106,445   $  24,422  $60,516   $ 142,539   42.5%

  (b)   The  maximum  amount retained  on  any  one  life by  the
        Company  is $250,000.   Beginning  January  1, 1995,  the
        maximum amount retained has been increased to $500,000.

  (c)   Reinsurance  recoveries,  which  reduced death  and other
        benefits,  approximated  $34,252,000,   $15,182,000,  and
        $15,460,000,  respectively, for  each of  the years ended
        December 31, 1994, 1993 and 1992.

        The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

  11.   Transactions with Related Parties

  (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 1994 amounted to $1,267,000 and $2,000, respectively. Premium income ceded to affiliates amounted to $322,000 for the year ended December 31, 1993. There were no commissions ceded to affiliates in 1993. Premium income and commission ceded for 1992 amounted to $1,445,000 and $9,000, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $75,005,000 and $20,374,000, respectively, for 1994, compared to $69,076,000 and $19,469,000, respectively, for 1993, and
        $59,349,000 and $16,683,000, respectively for 1992.

  11.   Transactions with Related Parties (continued)

  (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1994, 1993 and 1992, the Company was charged $21,392,000, $19,961,000, and $17,957,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $13,383,000, $12,210,000, and $11,459,000, respectively, for costs incurred by the Company but attributable to affiliates.

  (c) During 1992, the Company entered into a reinsurance agreement with Delaware American Life Insurance Company, an affiliated insurer. As part of this agreement the Company transferred fixed maturities of $199,836,000 to Delaware American during 1992. At December 31, 1994 and 1993 reinsurance assets include $177,590,000 and $189,356,000, respectively reflecting risks ceded under this treaty.

  (d)   During   1993,   the  Company   received   cash   surplus
        contributions of $25,000,000 from AIG, Inc., the Parent and Commerce & Industry Insurance Company.

  (e)   During 1993, the Company sold a mortgage  loan to Atlanta
        17th Street, Inc., for the aggregate unpaid principal balance of $17,500,000.

  (f) During 1993, the Company entered into a loan agreement with AIG Investment Company (AIGIC), an affiliated company. The purpose of the loan was to fund the Company's investment in the separate account pension product. At December 31, 1994 and 1993, amounts due to related parties include $9,566,000 and $8,092,000, respectively, reflecting the loan balance under this agreement.

  In December 1994, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 94-5 "Disclosure of Certain Matters in the Financial Statements of Insurance Enterprises" (SOP 94-5). Pursuant to SOP 94-5, the Company has disclosed certain information with respect to unpaid claims and claim adjustment expenses; accounting methods used that are permitted by various insurance regulatory authorities rather than prescribed by such authorities; and the Company's policies and methodologies for estimating the liability for unpaid claim adjustment expenses for difficult-to-estimate liabilities.

                               PART C

                               PART C
                         OTHER INFORMATION

  Item 24.   Financial Statements and Exhibits.

   a.  Financial Statements

            The  financial  statements  of   AIG  Life  Insurance
            Company and are included in Part B hereof.

   b.  Exhibits

       1.   Resolution of  Board  of  Directors  of  the  Company
            authorizing   the   establishment  of   the  Variable
            Account*

       2.   Not Applicable

       3.   (i)  Principal Underwriter's Agreement**
            (ii) Broker-Dealer Agreement**
            (iii)     General Agency Agreement***
            (iv) Distribution Agreement***
            (v)  Buy-Sell Agreement #

       4.   Flexible Premium Variable Annuity Contracts####
            Single Premium Variable Annuity Contracts##

       5.   Application for Annuity Contract##

       6.   (i)  Copy   of  Articles  of   Incorporation  of  the
                 Company*
            (ii) Copy of the Bylaws of the Company*

       7.   Not Applicable

       8.   Administrative Agreement* (filed confidentially)

       9.   Opinion of Counsel

       10.  (i)  Consent of Counsel
            (ii) Consent of Independent Accountants

       11.  Not Applicable

       12.  Agreement Governing Contribution*

       13.  Performance Data##

       14.  Powers of Attorney###

   *        Incorporated by  reference to initial  filing on Form
            N-4, (File No. 33-16708) filed on October 7, 1986.

   **  Incorporated by  reference to Post-Effective Amendment No.
       3 to Form N-4 (File No. 33-16708), filed on May 1, 1989.

   *** Incorporated by  reference to Post-Effective Amendment No.
       4 to Form N-4 (File No. 33-16708), filed on May 1, 1990.

   #   Incorporated  by reference  to Registrant's Post-Effective
       Amendment No. 2 to Form  N-4 (File No. 33-39171)  filed on
       April 30, 1992.

   ##  Incorporated  by reference  to Registrant's Post-Effective
       Amendment No. 3 to Form  N-4 (File No. 33-39171)  filed on
       May 1, 1993.

   ### Incorporated by reference to Post-Effective Amendment  No.
       7 for Variable Account II on Form S-6 (File No. 33-18301) filed on December 8, 1994.

   ####     Incorporated by reference to Pre-Effective  Amendment
            No. 1 to Form N-4  (File No. 33-58504) filed  on June
            11, 1993.


  Item 25.  Directors and Officers of the Depositor.

       The  following  are  the Officers  and  Directors  of  the
  Company:

  Officers:


  Name and Principal            Position and Offices
  Business Address *            with the Company


  Ernest E. Stempel             Chairman of the Board
  Robert J. O'Connell           President
  Michele L. Abruzzo            Senior Vice President
  Michael J. Mullin             Vice President -Administration
  Howard Gunton                 Vice President & Comptroller
  Donald Hancock                Vice President
  Jeffrey Kestenbaum            Senior Vice President
  Robert Liguori                Vice President and Counsel
  Edward E. Matthews            Senior Vice President - Finance
  Jerome Muldowney              Senior Vice President - Domestic
                                       Investments
  Nicholas A. O'Kulich          Vice President & Treasurer







  John Skar                     Vice President & Chief  Actuary
  Gerald W. Wyndorf             Executive Vice President
  Elizabeth Tuck      Secretary - Corporate

  *Business  Address for  all  individuals listed  is:   80  Pine
  Street, New York, New York 10005



  Directors                     Address


  M.R. Greenberg                American   International   Group,
                 Inc.
                                70 Pine Street
                                New York, New York 10270

  Edwin A.G. Manton             American   International   Group,
                                Inc.
                                70 Pine Street
                                New York, New York 10270

  Edward E. Matthews            American   International   Group,
  Inc.
                                70 Pine Street
                                New York, New York 10270

  Jerome Muldowney              American   International   Group,
  Inc.
                                70 Pine Street
                                New York, New York 10270

  Win J. Neuger                 American   International   Group,
                      Inc.
                                70 Pine Street
                                New York, New York 10270

  Robert J. O'Connell           AIG Life Insurance Company
                                One Alico Plaza
                                Wilmington, Delaware 19801

  Nicholas A. O'Kulich          American   International   Group,
  Inc.
                                70 Pine Street
                                New York, New York 10270

  John Skar                     AIG Life Insurance Company
                                One Alico Plaza







                                Wilmington, DE   19801

  Howard Smith                  American   International   Group,
                                Inc.
                                70 Pine Street
                                New York, New York 10270


  Ernest E. Stempel             American International Companies
                                70 Pine Street
                                New York, New York 10270

  Gerald W. Wyndorf             American International Companies
                                80 Pine Street
                                New York, New York 10005



  Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   See Chart of Ownership, Exhibit C26.

  Item 27.  Number of Contract Owners.
  <REDLINE>
   There were approximately  3,331 contractholders as of November
  30,</REDLINE> 1995.

  Item 28.  Indemnification

   Incorporated  by  reference  to initial  Form  N-4  (File  No.
  33-9144) filed   on October 7, 1986, by  American International
  Life  Assurance   Company  of   New  York,   an  affiliate   of
  Registrant.

  Item 29.  Principal Underwriter

   a. AIG Equity Sales Corp. also acts as the principal underwriter for other separate accounts of the Depositor, as well as the separate accounts of American International Life Assurance Company of New York, an affiliated company.

   b. The following information is provided for each director and officer of the Principal Underwriter:


   Name and Principal           Positions and Offices
   Business Address*            with Underwriter


   Michele L. Abruzzo           Director and President
   Kevin Clowe                  Director and Vice President
   Edward E. Matthews           Director  and  Chairman   of  the
  Board
   Florence Davis               Director and General Counsel
   Jerome T. Muldowney          Director
   Robert J. O'Connell          Director
   Ernest E. Stempel            Director
   Philomena Scamardella        Vice President and Senior
                                       Compliance Officer
   Daniel K. Kingsbury          Vice President
   Kenneth F. Judkowitz         Treasurer and Comptroller
   Julia Perlman                Director of Marketing
   Elizabeth M. Tuck            Secretary <REDLINE>
   Karen F. McDonald</REDLINE>  Assistant Secretary

  *Business  address is:    80 Pine  Street,  New York,  New York
  10270.



   c.


               Net
  Name of      Underwriting  Compensation
  Principal    Discounts and on          Brokerage
  Underwriter  Commissions   Redemption  Commissions
  Compensation


  AIG Equity
  Sales Corp.  $2,647,001    $0          $0          $0


  Item 30.  Location of Accounts and Records.
  <REDLINE>
     Kenneth F. Judkowitz, Treasurer and Comptroller of AIG Equity Sales Corp., whose address is 80 Pine Street, New York, New York 10005, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of Investment Act of 1940 and the rules promulgated thereunder.<REDLINE>

  Item 31.  Management Services.

     Not Applicable

  Item 32.  Undertakings.

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
            (16) months old for so long as payments under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d.     Registrant represents that in connection with  403(b)
            Plans,  it  is  relying  on  the  November  28,  1988
            no-action letter  issued by the  SEC to the  American
            Council of Life Insurance.

     e. Registrant represents that Variable Account I meets the definition of a separate account under the federal securities laws.

                             SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 27th day of December, 1995.

                           Variable Account I
                           Registrant


                           By:  /s/ James A. Bambrick

                                James A. Bambrick, Vice
                                  President


                           By:  AIG Life Insurance  Company

                                Depositor


                           By:  /s/  James A. Bambrick

                                James A. Bambrick
                                Vice President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.


  Name                     Title                         Date


  M.R. Greenberg*          Director            December 27, 1995
  M.R. Greenberg

  Howard Gunton*           Chief Accounting    December 27, 1995
  Howard Gunton            Officer

  Robert J. O'Connell*     Director            December 27, 1995
  Robert J. O'Connell

  Nicholas A. O'Kulich*    Director, Treasurer December 27, 1995
  Nicholas A. O'Kulich     and Chief Financial
                           Officer

  Edwin A.G. Manton*       Director            December 27, 1995
  Edwin A.G. Manton

  Edward E. Matthews*      Director            December 27, 1995
  Edward E. Matthews

  Jerome Muldowney*        Director            December 27, 1995
  Jerome Muldowney

  ___________              Director            December 27, 1995
  Win J. Neuger

  John Skar*               Director            December 27, 1995
  John Skar

  Howard Smith*            Director            December 27, 1995
  Howard Smith

  Ernest E. Stempel*       Director            December 27, 1995
  Ernest E. Stempel        Chairman of the Board

  ________________         Director            December 27, 1995
  Gerald W. Wyndorf        Executive Vice President


                                *By:   /s/ James A. Bambrick
                                      James A. Bambrick
                                      Attorney in Fact






























                            EXHIBITS TO

                       AMENDMENT NUMBER 4 TO
                              FORM N-4

                            FOR VARIABLE

                             ACCOUNT I





























                         INDEX TO EXHIBITS



  Exhibit                                           Page


  9         Opinion of Counsel

  10   (i)  Consent of Counsel
  10   (ii) Consent of Independent Accountants
